UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2011

Item 1. Reports to Stockholders

Fidelity®

Strategic Dividend & Income®

Fund

Semiannual Report

May 31, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Photo of Abigail P. Johnson)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend through the end of May, overcoming bouts of short-term volatility following unrest in North Africa and the natural disaster in Japan. Still, questions remained about the longer-term outlook, most notably inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2010 to May 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During Period* December 1, 2010 to May 31, 2011
Class A	1.14%
Actual		$ 1,000.00	$ 1,151.70	$ 6.12
HypotheticalA		$ 1,000.00	$ 1,019.25	$ 5.74
Class T	1.37%
Actual		$ 1,000.00	$ 1,151.40	$ 7.35
HypotheticalA		$ 1,000.00	$ 1,018.10	$ 6.89
Class B	1.93%
Actual		$ 1,000.00	$ 1,147.20	$ 10.33
HypotheticalA		$ 1,000.00	$ 1,015.31	$ 9.70
Class C	1.88%
Actual		$ 1,000.00	$ 1,148.00	$ 10.07
HypotheticalA		$ 1,000.00	$ 1,015.56	$ 9.45
Strategic Dividend and Income	.84%
Actual		$ 1,000.00	$ 1,153.60	$ 4.51
HypotheticalA		$ 1,000.00	$ 1,020.74	$ 4.23
Institutional Class	.82%
Actual		$ 1,000.00	$ 1,153.10	$ 4.40
HypotheticalA		$ 1,000.00	$ 1,020.84	$ 4.13

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Investments as of May 31, 2011
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	5.0	4.8
Pfizer, Inc.	2.6	2.4
Chevron Corp.	2.4	0.9
Procter & Gamble Co.	2.3	2.5
AT&T, Inc.	2.1	1.5
The Coca-Cola Co.	1.9	2.4
Johnson & Johnson	1.9	2.2
Microsoft Corp.	1.7	0.0
Philip Morris International, Inc.	1.5	1.8
PepsiCo, Inc.	1.5	1.0
	22.9
Top Five Market Sectors as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	28.3	29.3
Energy	11.2	9.6
Consumer Staples	10.8	10.6
Health Care	9.8	10.0
Utilities	7.9	8.6
Asset Allocation (% of fund's net assets)
As of May 31, 2011 *		As of November 30, 2010 **
	Common Stocks 66.1%		Common Stocks 61.6%
	Preferred Stocks 16.4%		Preferred Stocks 18.6%
	Convertible Bonds 8.9%		Convertible Bonds 10.4%
	Other Investments 5.9%		Other Investments 4.6%
	Short-Term Investments and Net Other Assets 2.7%		Short-Term Investments and Net Other Assets 4.8%
* Foreign investments	5.6%	** Foreign investments	7.5%

Semiannual Report

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 13.8%
	Principal Amount	Value
Convertible Bonds - 8.9%
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.4%
MGM Mirage, Inc. 4.25% 4/15/15	$ 3,180,000	$ 3,684,825
Leisure Equipment & Products - 0.1%
Eastman Kodak Co. 7% 4/1/17	1,200,000	1,069,920
TOTAL CONSUMER DISCRETIONARY		4,754,745
ENERGY - 1.2%
Energy Equipment & Services - 0.1%
Oil States International, Inc. 2.375% 7/1/25	290,000	722,100
Oil, Gas & Consumable Fuels - 1.1%
Alpha Natural Resources, Inc. 2.375% 4/15/15	1,180,000	1,531,758
Chesapeake Energy Corp. 2.5% 5/15/37	3,360,000	3,724,560
Peabody Energy Corp. 4.75% 12/15/66	2,270,000	2,860,200
Pioneer Natural Resources Co. 2.875% 1/15/38	300,000	475,500
Western Refining, Inc. 5.75% 6/15/14	860,000	1,532,176
		10,124,194
TOTAL ENERGY		10,846,294
FINANCIALS - 0.3%
Capital Markets - 0.3%
Janus Capital Group, Inc. 3.25% 7/15/14	300,000	337,470
Jefferies Group, Inc. 3.875% 11/1/29	1,370,000	1,384,556
Penson Worldwide, Inc. 8% 6/1/14 (g)	485,000	404,248
		2,126,274
Real Estate Management & Development - 0.0%
Digital Realty Trust LP 5.5% 4/15/29 (g)	170,000	258,230
TOTAL FINANCIALS		2,384,504
HEALTH CARE - 1.5%
Biotechnology - 1.0%
BioMarin Pharmaceutical, Inc. 1.875% 4/23/17	420,000	626,850
Cephalon, Inc. 2% 6/1/15	1,590,000	2,752,751
Gilead Sciences, Inc. 1.625% 5/1/16 (g)	4,430,000	5,155,413
Incyte Corp. 4.75% 10/1/15	170,000	371,892
		8,906,906
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - 0.3%
Health Management Associates, Inc. 3.75% 5/1/28 (g)	$ 450,000	$ 591,165
Laboratory Corp. of America Holdings 0% 9/11/21	1,166,000	1,575,266
LifePoint Hospitals, Inc. 3.5% 5/15/14	550,000	604,780
		2,771,211
Pharmaceuticals - 0.2%
Mylan, Inc. 3.75% 9/15/15	870,000	1,651,369
TOTAL HEALTH CARE		13,329,486
INDUSTRIALS - 1.2%
Commercial Services & Supplies - 0.4%
Covanta Holding Corp. 3.25% 6/1/14	2,930,000	3,393,819
Construction & Engineering - 0.7%
MasTec, Inc.:
4% 6/15/14	1,370,000	2,070,481
4.25% 12/15/14	2,860,000	4,413,338
		6,483,819
Electrical Equipment - 0.0%
EnerSys 3.375% 6/1/38 (e)	450,000	521,055
Machinery - 0.1%
Greenbrier Companies, Inc. 3.5% 4/1/18 (g)	640,000	659,600
TOTAL INDUSTRIALS		11,058,293
INFORMATION TECHNOLOGY - 2.8%
Communications Equipment - 0.3%
InterDigital, Inc. 2.5% 3/15/16 (g)	2,650,000	2,858,820
Computers & Peripherals - 0.5%
EMC Corp. 1.75% 12/1/13	2,420,000	4,375,663
Internet Software & Services - 0.7%
Equinix, Inc.:
3% 10/15/14	1,230,000	1,394,205
4.75% 6/15/16	2,840,000	4,039,616
VeriSign, Inc. 3.25% 8/15/37	740,000	881,266
		6,315,087
IT Services - 0.6%
CACI International, Inc. 2.125% 5/1/14	3,980,000	5,094,400
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp. 3.25% 8/1/39	$ 590,000	$ 733,695
Micron Technology, Inc. 4.25% 10/15/13	230,000	485,300
		1,218,995
Software - 0.6%
Symantec Corp. 1% 6/15/13	4,560,000	5,615,184
TOTAL INFORMATION TECHNOLOGY		25,478,149
MATERIALS - 1.0%
Metals & Mining - 0.8%
Newmont Mining Corp.:
1.25% 7/15/14	1,520,000	2,048,200
1.625% 7/15/17	3,660,000	5,076,054
		7,124,254
Paper & Forest Products - 0.2%
Rayonier TRS Holdings, Inc.:
3.75% 10/15/12	430,000	534,275
4.5% 8/15/15 (g)	990,000	1,392,237
		1,926,512
TOTAL MATERIALS		9,050,766
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (g)	2,330,000	2,344,563
UTILITIES - 0.1%
Multi-Utilities - 0.1%
CMS Energy Corp.:
2.875% 12/1/24	380,000	592,563
5.5% 6/15/29	170,000	249,475
		842,038
TOTAL CONVERTIBLE BONDS		80,088,838
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - 4.9%
CONSUMER DISCRETIONARY - 1.4%
Hotels, Restaurants & Leisure - 1.0%
FelCor Escrow Holdings, LLC 6.75% 6/1/19 (g)	$ 415,000	$ 413,423
FelCor Lodging LP 10% 10/1/14	2,650,000	3,034,250
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	2,495,000	2,694,600
MGM Mirage, Inc. 6.625% 7/15/15	2,000,000	1,945,000
NCL Corp. Ltd. 11.75% 11/15/16	1,005,000	1,173,338
		9,260,611
Leisure Equipment & Products - 0.4%
Eastman Kodak Co.:
9.75% 3/1/18 (g)	2,375,000	2,303,750
10.625% 3/15/19 (g)	750,000	746,250
		3,050,000
TOTAL CONSUMER DISCRETIONARY		12,310,611
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Tops Markets LLC 10.125% 10/15/15	400,000	431,000
ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Western Refining, Inc.:
10.75% 6/15/14 (g)(i)	990,000	1,061,775
11.25% 6/15/17 (g)	3,560,000	4,013,900
		5,075,675
FINANCIALS - 1.2%
Capital Markets - 0.4%
JPMorgan Chase Capital XXII 6.45% 2/2/37	3,500,000	3,609,001
Lehman Brothers Holdings, Inc. 1.084% (d)(i)	1,000,000	100
		3,609,101
Commercial Banks - 0.6%
Capital One Capital IV 6.745% 2/17/37 (i)	2,000,000	2,030,000
Wells Fargo Capital X 5.95% 12/15/36	1,000,000	1,019,186
Wells Fargo Capital XIII 7.7% (h)(i)	2,000,000	2,055,000
		5,104,186
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - 0.2%
Goldman Sachs Capital II 5.793% (h)(i)	$ 2,500,000	$ 2,087,500
TOTAL FINANCIALS		10,800,787
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
International Lease Finance Corp. 8.25% 12/15/20	305,000	342,363
United Rentals North America, Inc. 10.875% 6/15/16	350,000	402,063
		744,426
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	500,000	515,000
Navios Maritime Holdings, Inc. 8.125% 2/15/19 (g)	10,000	10,025
		525,025
TOTAL INDUSTRIALS		1,269,451
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (g)	9,100,000	9,987,250
Sprint Capital Corp. 6.875% 11/15/28	1,250,000	1,214,000
		11,201,250
UTILITIES - 0.3%
Multi-Utilities - 0.3%
Wisconsin Energy Corp. 6.25% 5/15/67 (i)	3,000,000	3,037,500
TOTAL NONCONVERTIBLE BONDS		44,126,274
TOTAL CORPORATE BONDS (Cost $115,910,105)		124,215,112
U.S. Treasury Obligations - 0.1%

U.S. Treasury Bills, yield at date of purchase 0.14% 6/2/11 (Cost $799,998)	800,000	799,999
Common Stocks - 66.1%
	Shares	Value
CONSUMER DISCRETIONARY - 3.6%
Hotels, Restaurants & Leisure - 1.5%
Darden Restaurants, Inc.	20,100	$ 1,018,065
McDonald's Corp.	132,700	10,820,358
Starbucks Corp.	23,700	871,923
Summit Hotel Properties, Inc.	33,000	371,580
		13,081,926
Media - 0.8%
Cinemark Holdings, Inc.	21,900	476,325
Time Warner Cable, Inc.	66,700	5,150,574
Time Warner, Inc.	44,600	1,624,778
		7,251,677
Specialty Retail - 1.1%
Foot Locker, Inc.	66,300	1,653,522
Home Depot, Inc.	185,900	6,744,452
TJX Companies, Inc.	23,600	1,251,272
		9,649,246
Textiles, Apparel & Luxury Goods - 0.2%
VF Corp.	21,700	2,162,839
TOTAL CONSUMER DISCRETIONARY		32,145,688
CONSUMER STAPLES - 10.4%
Beverages - 3.7%
Dr Pepper Snapple Group, Inc.	59,600	2,455,520
PepsiCo, Inc.	189,700	13,491,464
The Coca-Cola Co.	264,800	17,691,288
		33,638,272
Food & Staples Retailing - 0.5%
Sysco Corp.	63,100	2,032,451
Wal-Mart Stores, Inc.	42,400	2,341,328
		4,373,779
Food Products - 1.0%
Kraft Foods, Inc. Class A	251,300	8,787,961
Household Products - 2.8%
Colgate-Palmolive Co.	2,530	221,451
Kimberly-Clark Corp.	67,700	4,623,910
Procter & Gamble Co.	305,858	20,492,486
		25,337,847
Tobacco - 2.4%
Altria Group, Inc.	49,600	1,391,776
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - continued
British American Tobacco PLC sponsored ADR	25,300	$ 2,285,855
Imperial Tobacco Group PLC	63,744	2,281,660
Lorillard, Inc.	16,000	1,844,480
Philip Morris International, Inc.	192,818	13,834,692
		21,638,463
TOTAL CONSUMER STAPLES		93,776,322
ENERGY - 9.3%
Energy Equipment & Services - 0.2%
Ensco International Ltd. ADR	31,700	1,690,244
Oil, Gas & Consumable Fuels - 9.1%
Atlas Pipeline Partners, LP	13,000	461,500
Chevron Corp.	208,800	21,905,208
Exxon Mobil Corp.	541,500	45,198,997
Marathon Oil Corp.	147,000	7,962,990
Royal Dutch Shell PLC Class A sponsored ADR	87,900	6,278,697
Targa Resources Corp.	12,600	439,992
		82,247,384
TOTAL ENERGY		83,937,628
FINANCIALS - 16.3%
Commercial Banks - 0.3%
Australia & New Zealand Banking Group Ltd.	46,539	1,099,478
M&T Bank Corp.	19,000	1,677,700
		2,777,178
Diversified Financial Services - 0.1%
JPMorgan Chase & Co.	21,200	916,688
Insurance - 1.4%
ACE Ltd.	50,400	3,468,528
Axis Capital Holdings Ltd.	51,800	1,706,292
MetLife, Inc. unit	20,100	1,659,456
The Travelers Companies, Inc.	75,200	4,668,416
Willis Group Holdings Pub Ltd. Co.	31,400	1,303,100
		12,805,792
Real Estate Investment Trusts - 14.1%
Acadia Realty Trust (SBI)	127,400	2,630,810
Alexandria Real Estate Equities, Inc.	66,900	5,521,926
AMB Property Corp. (REIT)	30,000	1,109,700
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
AvalonBay Communities, Inc.	8,375	$ 1,114,461
Boston Properties, Inc.	63,365	6,865,598
Brandywine Realty Trust (SBI)	115,952	1,479,548
Camden Property Trust (SBI)	2,000	128,560
CBL & Associates Properties, Inc.	174,769	3,362,556
Chesapeake Lodging Trust	122,363	2,178,061
Coresite Realty Corp.	26,424	467,705
DCT Industrial Trust, Inc.	200,200	1,133,132
DiamondRock Hospitality Co.	220,010	2,530,115
Digital Realty Trust, Inc. (f)	67,184	4,190,266
Douglas Emmett, Inc.	20,870	439,314
Education Realty Trust, Inc.	289,600	2,519,520
Equity Residential (SBI)	81,847	5,060,600
Essex Property Trust, Inc.	37,625	5,177,576
Excel Trust, Inc.	22,855	277,003
Glimcher Realty Trust	62,331	638,269
HCP, Inc.	86,063	3,265,230
Health Care REIT, Inc.	11,200	595,728
Healthcare Realty Trust, Inc.	125,040	2,753,381
Highwoods Properties, Inc. (SBI)	68,018	2,454,089
Host Hotels & Resorts, Inc.	84,873	1,492,067
Kimco Realty Corp.	147,802	2,883,617
Kite Realty Group Trust	111,834	560,288
Lexington Corporate Properties Trust	198,000	1,869,120
LTC Properties, Inc.	29,500	870,840
Mid-America Apartment Communities, Inc.	66,400	4,551,720
Omega Healthcare Investors, Inc.	104,463	2,224,017
Parkway Properties, Inc.	5,710	104,836
Post Properties, Inc.	65,618	2,762,518
ProLogis Trust	396,943	6,573,376
Public Storage	75,720	8,960,705
Realty Income Corp.	14,400	506,016
Simon Property Group, Inc.	111,224	13,131,105
SL Green Realty Corp.	72,700	6,543,727
Stag Industrial, Inc.	43,700	554,990
Sunstone Hotel Investors, Inc. (a)	206,536	2,100,471
The Macerich Co.	68,777	3,739,405
Ventas, Inc.	143,335	8,084,094
Vornado Realty Trust	29,761	2,927,887
		126,333,947
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.3%
CB Richard Ellis Group, Inc. Class A (a)	27,354	$ 722,966
Forest City Enterprises, Inc. Class A (a)	28,700	550,179
Jones Lang LaSalle, Inc.	5,000	485,750
The St. Joe Co. (a)	40,592	882,064
		2,640,959
Thrifts & Mortgage Finance - 0.1%
People's United Financial, Inc.	56,100	748,935
TOTAL FINANCIALS		146,223,499
HEALTH CARE - 7.8%
Health Care Providers & Services - 0.6%
Brookdale Senior Living, Inc. (a)	76,300	1,969,303
Capital Senior Living Corp. (a)	81,232	780,640
Emeritus Corp. (a)	95,931	2,244,785
Sunrise Senior Living, Inc. (a)	81,404	809,156
		5,803,884
Pharmaceuticals - 7.2%
Abbott Laboratories	164,600	8,600,350
Eli Lilly & Co.	92,800	3,570,944
GlaxoSmithKline PLC sponsored ADR	112,750	4,900,115
Johnson & Johnson	261,244	17,579,109
Merck & Co., Inc.	62,490	2,296,508
Pfizer, Inc.	1,075,500	23,069,475
Roche Holding AG sponsored ADR	106,100	4,659,912
		64,676,413
TOTAL HEALTH CARE		70,480,297
INDUSTRIALS - 5.9%
Aerospace & Defense - 2.2%
Honeywell International, Inc.	94,100	5,603,655
Raytheon Co.	52,300	2,634,874
The Boeing Co.	88,400	6,897,852
United Technologies Corp.	52,500	4,607,925
		19,744,306
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B	50,100	3,681,849
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.7%
Pitney Bowes, Inc. (f)	42,400	$ 1,012,936
Republic Services, Inc.	76,800	2,420,736
The Geo Group, Inc. (a)	52,045	1,279,787
Waste Management, Inc.	46,000	1,788,480
		6,501,939
Electrical Equipment - 0.8%
Alstom SA	25,037	1,549,612
Emerson Electric Co.	94,500	5,154,975
		6,704,587
Industrial Conglomerates - 1.5%
3M Co.	97,200	9,173,736
General Electric Co.	210,653	4,137,225
		13,310,961
Professional Services - 0.0%
CoStar Group, Inc. (a)	2,200	138,820
Road & Rail - 0.3%
Norfolk Southern Corp.	39,200	2,873,752
TOTAL INDUSTRIALS		52,956,214
INFORMATION TECHNOLOGY - 4.8%
Communications Equipment - 0.1%
Motorola Solutions, Inc.	13,000	622,310
IT Services - 0.7%
Accenture PLC Class A	28,300	1,624,137
Automatic Data Processing, Inc.	81,600	4,496,976
		6,121,113
Semiconductors & Semiconductor Equipment - 2.3%
Analog Devices, Inc.	59,700	2,457,849
Intel Corp.	430,100	9,681,551
Intersil Corp. Class A	209,600	3,007,760
Linear Technology Corp.	47,200	1,632,648
Microchip Technology, Inc. (f)	24,300	960,579
National Semiconductor Corp.	97,000	2,379,410
Xilinx, Inc.	27,700	988,336
		21,108,133
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 1.7%
Microsoft Corp.	607,400	$ 15,191,074
TOTAL INFORMATION TECHNOLOGY		43,042,630
MATERIALS - 1.3%
Chemicals - 1.2%
Air Products & Chemicals, Inc.	34,700	3,299,623
E.I. du Pont de Nemours & Co.	96,100	5,122,130
PPG Industries, Inc.	24,700	2,190,890
		10,612,643
Paper & Forest Products - 0.1%
MeadWestvaco Corp.	20,100	683,802
TOTAL MATERIALS		11,296,445
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.1%
AT&T, Inc.	599,600	18,923,376
Wireless Telecommunication Services - 0.5%
Vodafone Group PLC	1,503,700	4,181,050
TOTAL TELECOMMUNICATION SERVICES		23,104,426
UTILITIES - 4.1%
Electric Utilities - 2.6%
American Electric Power Co., Inc.	140,100	5,351,820
Edison International	93,400	3,676,224
NextEra Energy, Inc.	79,900	4,630,205
Northeast Utilities	110,200	3,883,448
PPL Corp.	200,592	5,654,688
		23,196,385
Gas Utilities - 0.2%
ONEOK, Inc.	23,800	1,691,942
Multi-Utilities - 1.3%
Dominion Resources, Inc.	35,800	1,708,376
National Grid PLC	216,600	2,236,170
PG&E Corp.	38,900	1,687,482
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
Public Service Enterprise Group, Inc.	73,100	$ 2,448,850
Sempra Energy	70,900	3,911,553
		11,992,431
TOTAL UTILITIES		36,880,758
TOTAL COMMON STOCKS (Cost $508,389,813)		593,843,907
Preferred Stocks - 16.4%

Convertible Preferred Stocks - 4.9%
CONSUMER DISCRETIONARY - 1.0%
Automobiles - 0.8%
General Motors Co. 4.75%	142,600	7,144,260
Media - 0.2%
Interpublic Group of Companies, Inc. 5.25%	2,044	2,208,542
TOTAL CONSUMER DISCRETIONARY		9,352,802
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ATP Oil & Gas Corp. 8.00% (g)	7,900	849,250
FINANCIALS - 2.2%
Commercial Banks - 0.6%
Huntington Bancshares, Inc. 8.50%	886	1,018,900
KeyCorp Series A, 7.75%	9,000	1,011,060
Wells Fargo & Co. 7.50%	3,090	3,352,650
		5,382,610
Diversified Financial Services - 1.0%
2010 Swift Mandatory Common Exchange Security Trust 6.00% (g)	77,000	1,023,807
AMG Capital Trust I 5.10%	12,800	628,000
Bank of America Corp. Series L, 7.25%	1,498	1,572,900
Citigroup, Inc. 7.50%	46,000	5,543,000
		8,767,707
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - 0.6%
FelCor Lodging Trust, Inc. Series A, 1.95% (a)	53,000	$ 1,430,470
Health Care REIT, Inc. 6.50%	82,600	4,357,150
		5,787,620
Real Estate Management & Development - 0.0%
Grubb & Ellis Co.:
12.00% (g)	3,700	203,500
TOTAL FINANCIALS		20,141,437
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.5%
HealthSouth Corp. Series A 6.50%	3,908	4,611,440
INDUSTRIALS - 0.3%
Professional Services - 0.3%
Nielsen Holdings B.V. 6.25%	37,200	2,327,325
MATERIALS - 0.4%
Metals & Mining - 0.4%
AngloGold Ashanti Holdings Finance PLC 6.00%	59,900	3,137,562
UTILITIES - 0.4%
Electric Utilities - 0.4%
PPL Corp.:
8.75%	43,200	2,365,200
9.50%	26,000	1,500,720
		3,865,920
TOTAL CONVERTIBLE PREFERRED STOCKS		44,285,736
Nonconvertible Preferred Stocks - 11.5%
CONSUMER DISCRETIONARY - 0.5%
Media - 0.5%
CBS Corp. 6.75%	65,000	1,667,900
Comcast Corp. 6.625%	28,660	739,715
Viacom, Inc. 6.85%	86,000	2,189,560
		4,597,175
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
CONSUMER STAPLES - 0.3%
Food Products - 0.3%
H.J. Heinz Finance Co. 8.00% (g)	28	$ 2,975,000
FINANCIALS - 7.4%
Capital Markets - 1.7%
BNY Capital V 5.95%	115,000	2,901,450
Deutsche Bank Contingent Capital Trust II 6.55%	70,000	1,750,000
Goldman Sachs Group, Inc.:
6.125%	86,000	2,129,360
Series C, 4.9931%	40,000	921,600
Series D, 4.00%	200,000	4,300,000
Morgan Stanley Capital I Trust 6.60%	120,000	3,001,200
		15,003,610
Commercial Banks - 1.6%
Barclays Bank PLC:
Series 2, 6.625%	40,000	977,200
Series 4, 7.75%	78,600	2,017,662
BB&T Capital Trust VI 9.60%	49,000	1,302,420
CoBank ACB 7.00% (g)	17,000	782,000
First Tennessee Bank NA, Memphis 3.90% (g)	5,000	3,300,000
HSBC Holdings PLC Series B, 8.00%	75,400	2,054,650
Keycorp Capital IX 6.75%	6,882	175,285
USB Capital XII 6.30%	80,000	2,026,400
Zions Bancorp. 11.00%	80,000	2,155,200
		14,790,817
Diversified Financial Services - 2.7%
Bank of America Corp.:
Series D, 6.204%	45,000	1,065,600
Series H, 8.20%	86,015	2,251,873
Citigroup Capital VIII 6.95%	141,900	3,575,880
Citigroup Capital XIII 7.875%	47,594	1,326,921
Deutsche Bank Capital Funding Trust VIII 6.375%	25,000	612,500
General Electric Capital Corp. 6.05%	40,000	1,020,800
GMAC Capital Trust I 8.125%	43,184	1,134,444
GMAC LLC 7.00% (g)	11,475	11,016,000
JPMorgan Chase Capital XXIX 6.70%	95,000	2,462,400
		24,466,418
Real Estate Investment Trusts - 1.2%
CBL & Associates Properties, Inc. 7.375%	49,500	1,233,540
Hersha Hospitality Trust Series B, 8.00%	40,000	987,600
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Public Storage:
Series M, 6.625%	50,000	$ 1,294,000
Series P, 6.50%	80,000	2,052,800
Sunstone Hotel Investors, Inc. Series D, 8.00%	160,000	3,872,000
Vornado Realty Trust Series E, 7.00%	40,000	1,045,200
		10,485,140
Thrifts & Mortgage Finance - 0.2%
Fannie Mae:
Series E, 5.10% (a)	27,562	117,139
Series I, 5.375% (a)	5,000	27,450
Series O, 7.00% (a)	42,200	211,000
Series R, 7.65% (a)	40,000	104,000
Freddie Mac:
Series F, 5.00% (a)	68,500	363,050
Series H, 5.10% (a)	10,300	54,590
Series R, 5.70% (a)	117,000	620,100
Series W, 5.66% (a)	161,600	420,160
		1,917,489
TOTAL FINANCIALS		66,663,474
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Pitney Bowes International Holdings, Inc. 6.125% (g)	500	487,500
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
AT&T, Inc. 6.375%	51,800	1,373,736
UTILITIES - 3.0%
Electric Utilities - 2.8%
Alabama Power Co.:
4.60%	2,000	168,000
5.625%	137,300	3,406,756
6.45%	80,000	2,122,504
Baltimore Gas & Electric Co. Series 1993, 6.70%	10,000	1,015,000
Duquesne Light Co. 6.50%	66,050	3,269,475
Nextera Energy Capital Holdings, Inc. 7.45%	60,000	1,585,200
Pacific Gas & Electric Co. Series D 5.00%	69,200	1,588,140
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
UTILITIES - continued
Electric Utilities - continued
PPL Electric Utilities Corp. 6.25%	177,000	$ 4,452,665
Southern California Edison Co.:
6.125%	35,000	3,342,500
Series C:
4.24%	34,600	679,544
6.00%	20,000	1,895,626
Series D:
4.32%	15,000	297,000
6.50%	12,500	1,243,750
		25,066,160
Multi-Utilities - 0.2%
Consolidated Edison Co. of New York, Inc. Series A, 5.00%	25,205	2,370,530
TOTAL UTILITIES		27,436,690
TOTAL NONCONVERTIBLE PREFERRED STOCKS		103,533,575
TOTAL PREFERRED STOCKS (Cost $157,140,708)		147,819,311
Floating Rate Loans - 0.1%
Principal Amount
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Asurion LLC term loan 9% 5/24/19 (i) (Cost $1,017,225)	$ 1,015,000	1,026,470
Preferred Securities - 0.9%

FINANCIALS - 0.9%
Commercial Banks - 0.4%
PNC Preferred Funding Trust I 6.517% (g)(h)(i)	3,000,000	2,681,440
SunTrust Preferred Capital I 5.853% 12/15/49 (i)	968,000	846,529
		3,527,969
Preferred Securities - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - 0.5%
JPMorgan Chase & Co. 7.9% (h)(i)	$ 4,000,000	$ 4,514,742
TOTAL PREFERRED SECURITIES (Cost $7,384,470)		8,042,711
Money Market Funds - 2.7%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	20,694,082	20,694,082
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	3,628,375	3,628,375
TOTAL MONEY MARKET FUNDS (Cost $24,322,457)		24,322,457
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $814,964,776)		900,069,967
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(961,618)
NET ASSETS - 100%		$ 899,108,349
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $55,519,146 or 6.2% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 22,389
Fidelity Securities Lending Cash Central Fund	22,928
Total	$ 45,317
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 46,095,665	$ 43,887,123	$ 2,208,542	$ -
Consumer Staples	96,751,322	93,776,322	2,975,000	-
Energy	84,786,878	83,937,628	849,250	-
Financials	233,028,410	209,941,358	23,087,052	-
Health Care	75,091,737	70,480,297	4,611,440	-
Industrials	55,771,039	52,956,214	2,814,825	-
Information Technology	43,042,630	43,042,630	-	-
Materials	14,434,007	14,434,007	-	-
Telecommunication Services	24,478,162	20,297,112	4,181,050	-
Utilities	68,183,368	45,030,922	23,152,446	-
Corporate Bonds	124,215,112	-	124,215,012	100
U.S. Government and Government Agency Obligations	799,999	-	799,999	-
Floating Rate Loans	1,026,470	-	1,026,470	-
Preferred Securities	8,042,711	-	8,042,711	-
Money Market Funds	24,322,457	24,322,457	-	-
Total Investments in Securities:	$ 900,069,967	$ 702,106,070	$ 197,963,797	$ 100
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,755,673
Total Realized Gain (Loss)	(16,916)
Total Unrealized Gain (Loss)	(11,484)
Cost of Purchases	-
Proceeds of Sales	(1,727,173)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 100
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
AAA,AA,A	1.6%
BBB	3.9%
BB	1.8%
B	4.0%
CCC,CC,C	0.9%
Not Rated	2.6%
Equities	82.5%
Short-Term Investments and Net Other Assets	2.7%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes.

Income Tax Information

At November 30, 2010, the Fund had a capital loss carryforward of approximately $230,575,502 of which $81,163,694 and $149,411,808 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,577,976) - See accompanying schedule: Unaffiliated issuers (cost $790,642,319)	$ 875,747,510
Fidelity Central Funds (cost $24,322,457)	24,322,457
Total Investments (cost $814,964,776)		$ 900,069,967
Cash		1
Receivable for investments sold		28,911,139
Receivable for fund shares sold		2,242,657
Dividends receivable		2,372,022
Interest receivable		1,735,567
Distributions receivable from Fidelity Central Funds		9,863
Prepaid expenses		278
Other receivables		4,954
Total assets		935,346,448

Liabilities
Payable for investments purchased	$ 30,648,709
Payable for fund shares redeemed	1,236,022
Accrued management fee	409,229
Distribution and service plan fees payable	102,181
Other affiliated payables	181,121
Other payables and accrued expenses	32,462
Collateral on securities loaned, at value	3,628,375
Total liabilities		36,238,099

Net Assets		$ 899,108,349
Net Assets consist of:
Paid in capital		$ 1,045,233,987
Undistributed net investment income		4,703,533
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(235,935,034)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		85,105,863
Net Assets		$ 899,108,349

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($94,663,980 ÷ 8,158,658 shares)	$ 11.60

Maximum offering price per share (100/94.25 of $11.60)	$ 12.31
Class T: Net Asset Value and redemption price per share ($68,309,764 ÷ 5,890,729 shares)	$ 11.60

Maximum offering price per share (100/96.50 of $11.60)	$ 12.02
Class B: Net Asset Value and offering price per share ($13,933,812 ÷ 1,204,286 shares)A	$ 11.57

Class C: Net Asset Value and offering price per share ($52,225,172 ÷ 4,511,892 shares)A	$ 11.58

Strategic Dividend and Income: Net Asset Value, offering price and redemption price per share ($644,094,728 ÷ 55,291,129 shares)	$ 11.65

Institutional Class: Net Asset Value, offering price and redemption price per share ($25,880,893 ÷ 2,224,822 shares)	$ 11.63

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2011 (Unaudited)

Investment Income
Dividends		$ 12,127,047
Interest		2,609,493
Income from Fidelity Central Funds		45,317
Total income		14,781,857

Expenses
Management fee	$ 2,347,055
Transfer agent fees	956,294
Distribution and service plan fees	584,997
Accounting and security lending fees	145,322
Custodian fees and expenses	15,014
Independent trustees' compensation	1,490
Registration fees	88,529
Audit	31,690
Legal	1,452
Miscellaneous	4,217
Total expenses before reductions	4,176,060
Expense reductions	(10,305)	4,165,755
Net investment income (loss)		10,616,102
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	589,090
Foreign currency transactions	(64,814)
Futures contracts	206,816
Total net realized gain (loss)		731,092
Change in net unrealized appreciation (depreciation) on: Investment securities	107,092,796
Assets and liabilities in foreign currencies	8,562
Total change in net unrealized appreciation (depreciation)		107,101,358
Net gain (loss)		107,832,450
Net increase (decrease) in net assets resulting from operations		$ 118,448,552

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2011 (Unaudited)	Year ended November 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,616,102	$ 17,617,067
Net realized gain (loss)	731,092	71,396,730
Change in net unrealized appreciation (depreciation)	107,101,358	1,991,620
Net increase (decrease) in net assets resulting from operations	118,448,552	91,005,417
Distributions to shareholders from net investment income	(12,999,956)	(13,949,511)
Share transactions - net increase (decrease)	38,525,340	26,548,115
Total increase (decrease) in net assets	143,973,936	103,604,021

Net Assets
Beginning of period	755,134,413	651,530,392
End of period (including undistributed net investment income of $4,703,533 and undistributed net investment income of $7,087,387, respectively)	$ 899,108,349	$ 755,134,413

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.23	$ 9.13	$ 6.87	$ 13.28	$ 13.66	$ 12.18
Income from Investment Operations
Net investment income (loss) E	.13	.23 H	.23	.23	.20	.19
Net realized and unrealized gain (loss)	1.41	1.05	2.25	(5.77)	.28	1.61
Total from investment operations	1.54	1.28	2.48	(5.54)	.48	1.80
Distributions from net investment income	(.17)	(.18)	(.22)	(.26)	(.20)	(.19)
Distributions from net realized gain	-	-	-	(.61)	(.66)	(.13)
Total distributions	(.17)	(.18)	(.22)	(.87)	(.86)	(.32)
Net asset value, end of period	$ 11.60	$ 10.23	$ 9.13	$ 6.87	$ 13.28	$ 13.66
Total Return B, C, D	15.17%	14.16%	37.12%	(44.44)%	3.59%	15.01%
Ratios to Average Net Assets F, I
Expenses before reductions	1.14% A	1.16%	1.21%	1.11%	1.10%	1.14%
Expenses net of fee waivers, if any	1.14% A	1.16%	1.21%	1.11%	1.10%	1.14%
Expenses net of all reductions	1.14% A	1.16%	1.21%	1.11%	1.09%	1.14%
Net investment income (loss)	2.37% A	2.38% H	3.08%	2.05%	1.49%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 94,664	$ 77,340	$ 74,580	$ 70,691	$ 166,554	$ 70,083
Portfolio turnover rate G	60% A	130%	100%	114%	90%	125%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.98%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.22	$ 9.12	$ 6.87	$ 13.26	$ 13.64	$ 12.17
Income from Investment Operations
Net investment income (loss) E	.12	.21 H	.21	.20	.17	.17
Net realized and unrealized gain (loss)	1.41	1.05	2.25	(5.75)	.27	1.59
Total from investment operations	1.53	1.26	2.46	(5.55)	.44	1.76
Distributions from net investment income	(.15)	(.16)	(.21)	(.23)	(.16)	(.16)
Distributions from net realized gain	-	-	-	(.61)	(.66)	(.13)
Total distributions	(.15)	(.16)	(.21)	(.84)	(.82)	(.29)
Net asset value, end of period	$ 11.60	$ 10.22	$ 9.12	$ 6.87	$ 13.26	$ 13.64
Total Return B, C, D	15.14%	13.92%	36.63%	(44.51)%	3.34%	14.70%
Ratios to Average Net Assets F, I
Expenses before reductions	1.37% A	1.39%	1.45%	1.35%	1.32%	1.35%
Expenses net of fee waivers, if any	1.37% A	1.39%	1.45%	1.35%	1.32%	1.35%
Expenses net of all reductions	1.37% A	1.39%	1.45%	1.35%	1.32%	1.35%
Net investment income (loss)	2.14% A	2.16% H	2.84%	1.81%	1.27%	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$ 68,310	$ 59,931	$ 60,134	$ 58,677	$ 158,962	$ 119,834
Portfolio turnover rate G	60% A	130%	100%	114%	90%	125%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.75%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 9.10	$ 6.85	$ 13.23	$ 13.61	$ 12.14
Income from Investment Operations
Net investment income (loss) E	.09	.16 H	.17	.14	.09	.09
Net realized and unrealized gain (loss)	1.40	1.05	2.25	(5.75)	.28	1.59
Total from investment operations	1.49	1.21	2.42	(5.61)	.37	1.68
Distributions from net investment income	(.12)	(.11)	(.17)	(.16)	(.09)	(.08)
Distributions from net realized gain	-	-	-	(.61)	(.66)	(.13)
Total distributions	(.12)	(.11)	(.17)	(.77)	(.75)	(.21)
Net asset value, end of period	$ 11.57	$ 10.20	$ 9.10	$ 6.85	$ 13.23	$ 13.61
Total Return B, C, D	14.72%	13.31%	36.06%	(44.88)%	2.79%	14.05%
Ratios to Average Net Assets F, I
Expenses before reductions	1.93% A	1.94%	1.98%	1.92%	1.91%	1.96%
Expenses net of fee waivers, if any	1.93% A	1.94%	1.98%	1.92%	1.91%	1.96%
Expenses net of all reductions	1.93% A	1.94%	1.98%	1.91%	1.91%	1.96%
Net investment income (loss)	1.58% A	1.60% H	2.31%	1.25%	.67%	.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,934	$ 15,442	$ 16,098	$ 15,375	$ 37,288	$ 23,992
Portfolio turnover rate G	60% A	130%	100%	114%	90%	125%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.20%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.21	$ 9.11	$ 6.85	$ 13.23	$ 13.61	$ 12.15
Income from Investment Operations
Net investment income (loss) E	.09	.16 H	.18	.14	.10	.10
Net realized and unrealized gain (loss)	1.41	1.05	2.25	(5.75)	.27	1.58
Total from investment operations	1.50	1.21	2.43	(5.61)	.37	1.68
Distributions from net investment income	(.13)	(.11)	(.17)	(.16)	(.09)	(.09)
Distributions from net realized gain	-	-	-	(.61)	(.66)	(.13)
Total distributions	(.13)	(.11)	(.17)	(.77)	(.75)	(.22)
Net asset value, end of period	$ 11.58	$ 10.21	$ 9.11	$ 6.85	$ 13.23	$ 13.61
Total Return B, C, D	14.80%	13.33%	36.15%	(44.87)%	2.84%	14.05%
Ratios to Average Net Assets F, I
Expenses before reductions	1.88% A	1.91%	1.96%	1.88%	1.85%	1.89%
Expenses net of fee waivers, if any	1.88% A	1.91%	1.96%	1.88%	1.85%	1.89%
Expenses net of all reductions	1.88% A	1.91%	1.96%	1.88%	1.85%	1.88%
Net investment income (loss)	1.63% A	1.63% H	2.33%	1.29%	.74%	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 52,225	$ 39,889	$ 39,920	$ 42,499	$ 106,122	$ 75,301
Portfolio turnover rate G	60% A	130%	100%	114%	90%	125%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.23%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Dividend and Income

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.27	$ 9.16	$ 6.90	$ 13.33	$ 13.70	$ 12.22
Income from Investment Operations
Net investment income (loss) D	.15	.27 G	.26	.26	.25	.24
Net realized and unrealized gain (loss)	1.41	1.05	2.25	(5.78)	.27	1.60
Total from investment operations	1.56	1.32	2.51	(5.52)	.52	1.84
Distributions from net investment income	(.18)	(.21)	(.25)	(.30)	(.23)	(.23)
Distributions from net realized gain	-	-	-	(.61)	(.66)	(.13)
Total distributions	(.18)	(.21)	(.25)	(.91)	(.89)	(.36)
Net asset value, end of period	$ 11.65	$ 10.27	$ 9.16	$ 6.90	$ 13.33	$ 13.70
Total Return B, C	15.36%	14.57%	37.37%	(44.24)%	3.92%	15.33%
Ratios to Average Net Assets E, H
Expenses before reductions	.84% A	.86%	.93%	.81%	.79%	.80%
Expenses net of fee waivers, if any	.84% A	.86%	.93%	.81%	.79%	.80%
Expenses net of all reductions	.84% A	.86%	.92%	.81%	.78%	.79%
Net investment income (loss)	2.67% A	2.68% G	3.36%	2.35%	1.80%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 644,095	$ 542,828	$ 444,401	$ 392,340	$ 1,172,143	$ 1,075,348
Portfolio turnover rate F	60% A	130%	100%	114%	90%	125%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 2.28%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.26	$ 9.15	$ 6.89	$ 13.31	$ 13.68	$ 12.21
Income from Investment Operations
Net investment income (loss) D	.15	.27 G	.25	.26	.24	.23
Net realized and unrealized gain (loss)	1.40	1.06	2.26	(5.77)	.28	1.59
Total from investment operations	1.55	1.33	2.51	(5.51)	.52	1.82
Distributions from net investment income	(.18)	(.22)	(.25)	(.30)	(.23)	(.22)
Distributions from net realized gain	-	-	-	(.61)	(.66)	(.13)
Total distributions	(.18)	(.22)	(.25)	(.91)	(.89)	(.35)
Net asset value, end of period	$ 11.63	$ 10.26	$ 9.15	$ 6.89	$ 13.31	$ 13.68
Total Return B, C	15.31%	14.61%	37.44%	(44.23)%	3.94%	15.24%
Ratios to Average Net Assets E, H
Expenses before reductions	.82% A	.83%	.91%	.83%	.81%	.82%
Expenses net of fee waivers, if any	.82% A	.83%	.91%	.83%	.81%	.82%
Expenses net of all reductions	.82% A	.83%	.91%	.83%	.80%	.82%
Net investment income (loss)	2.69% A	2.71% G	3.38%	2.34%	1.78%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,881	$ 19,705	$ 16,397	$ 18,141	$ 36,369	$ 13,771
Portfolio turnover rate F	60% A	130%	100%	114%	90%	125%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 2.31%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2011 (Unaudited)

1. Organization.

Fidelity Strategic Dividend & Income Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Strategic Dividend and Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, preferred securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 109,996,679
Gross unrealized depreciation	(28,506,320)
Net unrealized appreciation (depreciation) on securities and other investments	$ 81,490,359

Tax cost	$ 818,579,608

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be November 30, 2012.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized net realized gain (loss) of $206,816 related to its investment in futures contracts. This amount is included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $295,629,146 and $245,951,506, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 109,603	$ 2,288
Class T	.25%	.25%	160,470	556
Class B	.75%	.25%	74,108	55,642
Class C	.75%	.25%	240,816	25,460
			$ 584,997	$ 83,946

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 28,144
Class T	4,524
Class B*	12,706
Class C*	1,062
$ 46,436

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets *
Class A	$ 115,231.26
Class T	78,890.25
Class B	22,503.30
Class C	61,623.26
Strategic Dividend and Income	655,320.22
Institutional Class	22,727.20
	$ 956,294

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $14,398 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,404 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is

Semiannual Report

9. Security Lending - continued

determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $22,928. During the period, there were no securities loaned to FCM.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $10,233 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $72.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2011	Year ended November 30, 2010
From net investment income
Class A	$ 1,289,909	$ 1,436,059
Class T	890,315	1,019,779
Class B	173,013	178,406
Class C	539,850	458,690
Strategic Dividend and Income	9,740,841	10,471,304
Institutional Class	366,028	385,273
Total	$ 12,999,956	$ 13,949,511

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2011	Year ended November 30, 2010	Six months ended May 31, 2011	Year ended November 30, 2010
Class A
Shares sold	1,595,631	1,539,594	$ 17,398,487	$ 15,272,519
Reinvestment of distributions	101,444	126,020	1,078,337	1,236,727
Shares redeemed	(1,098,498)	(2,275,429)	(12,074,280)	(22,373,404)
Net increase (decrease)	598,577	(609,815)	$ 6,402,544	$ (5,864,158)
Class T
Shares sold	522,748	545,436	$ 5,802,801	$ 5,340,536
Reinvestment of distributions	72,692	91,121	770,180	894,447
Shares redeemed	(567,183)	(1,365,821)	(6,233,307)	(13,450,403)
Net increase (decrease)	28,257	(729,264)	$ 339,674	$ (7,215,420)
Class B
Shares sold	40,222	148,878	$ 440,830	$ 1,456,537
Reinvestment of distributions	13,432	15,666	141,137	153,815
Shares redeemed	(363,599)	(419,454)	(3,971,065)	(4,119,270)
Net increase (decrease)	(309,945)	(254,910)	$ (3,389,098)	$ (2,508,918)
Class C
Shares sold	1,086,432	654,812	$ 11,661,656	$ 6,452,052
Reinvestment of distributions	41,907	37,930	442,809	372,596
Shares redeemed	(524,197)	(1,167,707)	(5,718,860)	(11,468,194)
Net increase (decrease)	604,142	(474,965)	$ 6,385,605	$ (4,643,546)
Strategic Dividend and Income
Shares sold	14,491,166	17,438,425	$ 157,580,182	$ 174,394,833
Reinvestment of distributions	816,199	937,098	8,703,227	9,236,339
Shares redeemed	(12,880,742)	(14,013,404)	(140,816,256)	(138,172,256)
Net increase (decrease)	2,426,623	4,362,119	$ 25,467,153	$ 45,458,916
Institutional Class
Shares sold	442,776	507,702	$ 4,868,934	$ 5,040,135
Reinvestment of distributions	26,797	29,875	285,739	293,925
Shares redeemed	(166,057)	(408,153)	(1,835,211)	(4,012,819)
Net increase (decrease)	303,516	129,424	$ 3,319,462	$ 1,321,241

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

SDI-USAN-0711
1.802526.107

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Strategic Dividend & Income®

Fund - Class A, Class T,
Class B and Class C

Semiannual Report

May 31, 2011

(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B,
and Class C are classes
of Fidelity® Strategic
Dividend & Income® Fund

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Photo of Abigail P. Johnson)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend through the end of May, overcoming bouts of short-term volatility following unrest in North Africa and the natural disaster in Japan. Still, questions remained about the longer-term outlook, most notably inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2010 to May 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During Period* December 1, 2010 to May 31, 2011
Class A	1.14%
Actual		$ 1,000.00	$ 1,151.70	$ 6.12
HypotheticalA		$ 1,000.00	$ 1,019.25	$ 5.74
Class T	1.37%
Actual		$ 1,000.00	$ 1,151.40	$ 7.35
HypotheticalA		$ 1,000.00	$ 1,018.10	$ 6.89
Class B	1.93%
Actual		$ 1,000.00	$ 1,147.20	$ 10.33
HypotheticalA		$ 1,000.00	$ 1,015.31	$ 9.70
Class C	1.88%
Actual		$ 1,000.00	$ 1,148.00	$ 10.07
HypotheticalA		$ 1,000.00	$ 1,015.56	$ 9.45
Strategic Dividend and Income	.84%
Actual		$ 1,000.00	$ 1,153.60	$ 4.51
HypotheticalA		$ 1,000.00	$ 1,020.74	$ 4.23
Institutional Class	.82%
Actual		$ 1,000.00	$ 1,153.10	$ 4.40
HypotheticalA		$ 1,000.00	$ 1,020.84	$ 4.13

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Investments as of May 31, 2011
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	5.0	4.8
Pfizer, Inc.	2.6	2.4
Chevron Corp.	2.4	0.9
Procter & Gamble Co.	2.3	2.5
AT&T, Inc.	2.1	1.5
The Coca-Cola Co.	1.9	2.4
Johnson & Johnson	1.9	2.2
Microsoft Corp.	1.7	0.0
Philip Morris International, Inc.	1.5	1.8
PepsiCo, Inc.	1.5	1.0
	22.9
Top Five Market Sectors as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	28.3	29.3
Energy	11.2	9.6
Consumer Staples	10.8	10.6
Health Care	9.8	10.0
Utilities	7.9	8.6
Asset Allocation (% of fund's net assets)
As of May 31, 2011 *		As of November 30, 2010 **
	Common Stocks 66.1%		Common Stocks 61.6%
	Preferred Stocks 16.4%		Preferred Stocks 18.6%
	Convertible Bonds 8.9%		Convertible Bonds 10.4%
	Other Investments 5.9%		Other Investments 4.6%
	Short-Term Investments and Net Other Assets 2.7%		Short-Term Investments and Net Other Assets 4.8%
* Foreign investments	5.6%	** Foreign investments	7.5%

Semiannual Report

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 13.8%
	Principal Amount	Value
Convertible Bonds - 8.9%
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.4%
MGM Mirage, Inc. 4.25% 4/15/15	$ 3,180,000	$ 3,684,825
Leisure Equipment & Products - 0.1%
Eastman Kodak Co. 7% 4/1/17	1,200,000	1,069,920
TOTAL CONSUMER DISCRETIONARY		4,754,745
ENERGY - 1.2%
Energy Equipment & Services - 0.1%
Oil States International, Inc. 2.375% 7/1/25	290,000	722,100
Oil, Gas & Consumable Fuels - 1.1%
Alpha Natural Resources, Inc. 2.375% 4/15/15	1,180,000	1,531,758
Chesapeake Energy Corp. 2.5% 5/15/37	3,360,000	3,724,560
Peabody Energy Corp. 4.75% 12/15/66	2,270,000	2,860,200
Pioneer Natural Resources Co. 2.875% 1/15/38	300,000	475,500
Western Refining, Inc. 5.75% 6/15/14	860,000	1,532,176
		10,124,194
TOTAL ENERGY		10,846,294
FINANCIALS - 0.3%
Capital Markets - 0.3%
Janus Capital Group, Inc. 3.25% 7/15/14	300,000	337,470
Jefferies Group, Inc. 3.875% 11/1/29	1,370,000	1,384,556
Penson Worldwide, Inc. 8% 6/1/14 (g)	485,000	404,248
		2,126,274
Real Estate Management & Development - 0.0%
Digital Realty Trust LP 5.5% 4/15/29 (g)	170,000	258,230
TOTAL FINANCIALS		2,384,504
HEALTH CARE - 1.5%
Biotechnology - 1.0%
BioMarin Pharmaceutical, Inc. 1.875% 4/23/17	420,000	626,850
Cephalon, Inc. 2% 6/1/15	1,590,000	2,752,751
Gilead Sciences, Inc. 1.625% 5/1/16 (g)	4,430,000	5,155,413
Incyte Corp. 4.75% 10/1/15	170,000	371,892
		8,906,906
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - 0.3%
Health Management Associates, Inc. 3.75% 5/1/28 (g)	$ 450,000	$ 591,165
Laboratory Corp. of America Holdings 0% 9/11/21	1,166,000	1,575,266
LifePoint Hospitals, Inc. 3.5% 5/15/14	550,000	604,780
		2,771,211
Pharmaceuticals - 0.2%
Mylan, Inc. 3.75% 9/15/15	870,000	1,651,369
TOTAL HEALTH CARE		13,329,486
INDUSTRIALS - 1.2%
Commercial Services & Supplies - 0.4%
Covanta Holding Corp. 3.25% 6/1/14	2,930,000	3,393,819
Construction & Engineering - 0.7%
MasTec, Inc.:
4% 6/15/14	1,370,000	2,070,481
4.25% 12/15/14	2,860,000	4,413,338
		6,483,819
Electrical Equipment - 0.0%
EnerSys 3.375% 6/1/38 (e)	450,000	521,055
Machinery - 0.1%
Greenbrier Companies, Inc. 3.5% 4/1/18 (g)	640,000	659,600
TOTAL INDUSTRIALS		11,058,293
INFORMATION TECHNOLOGY - 2.8%
Communications Equipment - 0.3%
InterDigital, Inc. 2.5% 3/15/16 (g)	2,650,000	2,858,820
Computers & Peripherals - 0.5%
EMC Corp. 1.75% 12/1/13	2,420,000	4,375,663
Internet Software & Services - 0.7%
Equinix, Inc.:
3% 10/15/14	1,230,000	1,394,205
4.75% 6/15/16	2,840,000	4,039,616
VeriSign, Inc. 3.25% 8/15/37	740,000	881,266
		6,315,087
IT Services - 0.6%
CACI International, Inc. 2.125% 5/1/14	3,980,000	5,094,400
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp. 3.25% 8/1/39	$ 590,000	$ 733,695
Micron Technology, Inc. 4.25% 10/15/13	230,000	485,300
		1,218,995
Software - 0.6%
Symantec Corp. 1% 6/15/13	4,560,000	5,615,184
TOTAL INFORMATION TECHNOLOGY		25,478,149
MATERIALS - 1.0%
Metals & Mining - 0.8%
Newmont Mining Corp.:
1.25% 7/15/14	1,520,000	2,048,200
1.625% 7/15/17	3,660,000	5,076,054
		7,124,254
Paper & Forest Products - 0.2%
Rayonier TRS Holdings, Inc.:
3.75% 10/15/12	430,000	534,275
4.5% 8/15/15 (g)	990,000	1,392,237
		1,926,512
TOTAL MATERIALS		9,050,766
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (g)	2,330,000	2,344,563
UTILITIES - 0.1%
Multi-Utilities - 0.1%
CMS Energy Corp.:
2.875% 12/1/24	380,000	592,563
5.5% 6/15/29	170,000	249,475
		842,038
TOTAL CONVERTIBLE BONDS		80,088,838
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - 4.9%
CONSUMER DISCRETIONARY - 1.4%
Hotels, Restaurants & Leisure - 1.0%
FelCor Escrow Holdings, LLC 6.75% 6/1/19 (g)	$ 415,000	$ 413,423
FelCor Lodging LP 10% 10/1/14	2,650,000	3,034,250
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	2,495,000	2,694,600
MGM Mirage, Inc. 6.625% 7/15/15	2,000,000	1,945,000
NCL Corp. Ltd. 11.75% 11/15/16	1,005,000	1,173,338
		9,260,611
Leisure Equipment & Products - 0.4%
Eastman Kodak Co.:
9.75% 3/1/18 (g)	2,375,000	2,303,750
10.625% 3/15/19 (g)	750,000	746,250
		3,050,000
TOTAL CONSUMER DISCRETIONARY		12,310,611
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Tops Markets LLC 10.125% 10/15/15	400,000	431,000
ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Western Refining, Inc.:
10.75% 6/15/14 (g)(i)	990,000	1,061,775
11.25% 6/15/17 (g)	3,560,000	4,013,900
		5,075,675
FINANCIALS - 1.2%
Capital Markets - 0.4%
JPMorgan Chase Capital XXII 6.45% 2/2/37	3,500,000	3,609,001
Lehman Brothers Holdings, Inc. 1.084% (d)(i)	1,000,000	100
		3,609,101
Commercial Banks - 0.6%
Capital One Capital IV 6.745% 2/17/37 (i)	2,000,000	2,030,000
Wells Fargo Capital X 5.95% 12/15/36	1,000,000	1,019,186
Wells Fargo Capital XIII 7.7% (h)(i)	2,000,000	2,055,000
		5,104,186
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - 0.2%
Goldman Sachs Capital II 5.793% (h)(i)	$ 2,500,000	$ 2,087,500
TOTAL FINANCIALS		10,800,787
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
International Lease Finance Corp. 8.25% 12/15/20	305,000	342,363
United Rentals North America, Inc. 10.875% 6/15/16	350,000	402,063
		744,426
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	500,000	515,000
Navios Maritime Holdings, Inc. 8.125% 2/15/19 (g)	10,000	10,025
		525,025
TOTAL INDUSTRIALS		1,269,451
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (g)	9,100,000	9,987,250
Sprint Capital Corp. 6.875% 11/15/28	1,250,000	1,214,000
		11,201,250
UTILITIES - 0.3%
Multi-Utilities - 0.3%
Wisconsin Energy Corp. 6.25% 5/15/67 (i)	3,000,000	3,037,500
TOTAL NONCONVERTIBLE BONDS		44,126,274
TOTAL CORPORATE BONDS (Cost $115,910,105)		124,215,112
U.S. Treasury Obligations - 0.1%

U.S. Treasury Bills, yield at date of purchase 0.14% 6/2/11 (Cost $799,998)	800,000	799,999
Common Stocks - 66.1%
	Shares	Value
CONSUMER DISCRETIONARY - 3.6%
Hotels, Restaurants & Leisure - 1.5%
Darden Restaurants, Inc.	20,100	$ 1,018,065
McDonald's Corp.	132,700	10,820,358
Starbucks Corp.	23,700	871,923
Summit Hotel Properties, Inc.	33,000	371,580
		13,081,926
Media - 0.8%
Cinemark Holdings, Inc.	21,900	476,325
Time Warner Cable, Inc.	66,700	5,150,574
Time Warner, Inc.	44,600	1,624,778
		7,251,677
Specialty Retail - 1.1%
Foot Locker, Inc.	66,300	1,653,522
Home Depot, Inc.	185,900	6,744,452
TJX Companies, Inc.	23,600	1,251,272
		9,649,246
Textiles, Apparel & Luxury Goods - 0.2%
VF Corp.	21,700	2,162,839
TOTAL CONSUMER DISCRETIONARY		32,145,688
CONSUMER STAPLES - 10.4%
Beverages - 3.7%
Dr Pepper Snapple Group, Inc.	59,600	2,455,520
PepsiCo, Inc.	189,700	13,491,464
The Coca-Cola Co.	264,800	17,691,288
		33,638,272
Food & Staples Retailing - 0.5%
Sysco Corp.	63,100	2,032,451
Wal-Mart Stores, Inc.	42,400	2,341,328
		4,373,779
Food Products - 1.0%
Kraft Foods, Inc. Class A	251,300	8,787,961
Household Products - 2.8%
Colgate-Palmolive Co.	2,530	221,451
Kimberly-Clark Corp.	67,700	4,623,910
Procter & Gamble Co.	305,858	20,492,486
		25,337,847
Tobacco - 2.4%
Altria Group, Inc.	49,600	1,391,776
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - continued
British American Tobacco PLC sponsored ADR	25,300	$ 2,285,855
Imperial Tobacco Group PLC	63,744	2,281,660
Lorillard, Inc.	16,000	1,844,480
Philip Morris International, Inc.	192,818	13,834,692
		21,638,463
TOTAL CONSUMER STAPLES		93,776,322
ENERGY - 9.3%
Energy Equipment & Services - 0.2%
Ensco International Ltd. ADR	31,700	1,690,244
Oil, Gas & Consumable Fuels - 9.1%
Atlas Pipeline Partners, LP	13,000	461,500
Chevron Corp.	208,800	21,905,208
Exxon Mobil Corp.	541,500	45,198,997
Marathon Oil Corp.	147,000	7,962,990
Royal Dutch Shell PLC Class A sponsored ADR	87,900	6,278,697
Targa Resources Corp.	12,600	439,992
		82,247,384
TOTAL ENERGY		83,937,628
FINANCIALS - 16.3%
Commercial Banks - 0.3%
Australia & New Zealand Banking Group Ltd.	46,539	1,099,478
M&T Bank Corp.	19,000	1,677,700
		2,777,178
Diversified Financial Services - 0.1%
JPMorgan Chase & Co.	21,200	916,688
Insurance - 1.4%
ACE Ltd.	50,400	3,468,528
Axis Capital Holdings Ltd.	51,800	1,706,292
MetLife, Inc. unit	20,100	1,659,456
The Travelers Companies, Inc.	75,200	4,668,416
Willis Group Holdings Pub Ltd. Co.	31,400	1,303,100
		12,805,792
Real Estate Investment Trusts - 14.1%
Acadia Realty Trust (SBI)	127,400	2,630,810
Alexandria Real Estate Equities, Inc.	66,900	5,521,926
AMB Property Corp. (REIT)	30,000	1,109,700
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
AvalonBay Communities, Inc.	8,375	$ 1,114,461
Boston Properties, Inc.	63,365	6,865,598
Brandywine Realty Trust (SBI)	115,952	1,479,548
Camden Property Trust (SBI)	2,000	128,560
CBL & Associates Properties, Inc.	174,769	3,362,556
Chesapeake Lodging Trust	122,363	2,178,061
Coresite Realty Corp.	26,424	467,705
DCT Industrial Trust, Inc.	200,200	1,133,132
DiamondRock Hospitality Co.	220,010	2,530,115
Digital Realty Trust, Inc. (f)	67,184	4,190,266
Douglas Emmett, Inc.	20,870	439,314
Education Realty Trust, Inc.	289,600	2,519,520
Equity Residential (SBI)	81,847	5,060,600
Essex Property Trust, Inc.	37,625	5,177,576
Excel Trust, Inc.	22,855	277,003
Glimcher Realty Trust	62,331	638,269
HCP, Inc.	86,063	3,265,230
Health Care REIT, Inc.	11,200	595,728
Healthcare Realty Trust, Inc.	125,040	2,753,381
Highwoods Properties, Inc. (SBI)	68,018	2,454,089
Host Hotels & Resorts, Inc.	84,873	1,492,067
Kimco Realty Corp.	147,802	2,883,617
Kite Realty Group Trust	111,834	560,288
Lexington Corporate Properties Trust	198,000	1,869,120
LTC Properties, Inc.	29,500	870,840
Mid-America Apartment Communities, Inc.	66,400	4,551,720
Omega Healthcare Investors, Inc.	104,463	2,224,017
Parkway Properties, Inc.	5,710	104,836
Post Properties, Inc.	65,618	2,762,518
ProLogis Trust	396,943	6,573,376
Public Storage	75,720	8,960,705
Realty Income Corp.	14,400	506,016
Simon Property Group, Inc.	111,224	13,131,105
SL Green Realty Corp.	72,700	6,543,727
Stag Industrial, Inc.	43,700	554,990
Sunstone Hotel Investors, Inc. (a)	206,536	2,100,471
The Macerich Co.	68,777	3,739,405
Ventas, Inc.	143,335	8,084,094
Vornado Realty Trust	29,761	2,927,887
		126,333,947
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.3%
CB Richard Ellis Group, Inc. Class A (a)	27,354	$ 722,966
Forest City Enterprises, Inc. Class A (a)	28,700	550,179
Jones Lang LaSalle, Inc.	5,000	485,750
The St. Joe Co. (a)	40,592	882,064
		2,640,959
Thrifts & Mortgage Finance - 0.1%
People's United Financial, Inc.	56,100	748,935
TOTAL FINANCIALS		146,223,499
HEALTH CARE - 7.8%
Health Care Providers & Services - 0.6%
Brookdale Senior Living, Inc. (a)	76,300	1,969,303
Capital Senior Living Corp. (a)	81,232	780,640
Emeritus Corp. (a)	95,931	2,244,785
Sunrise Senior Living, Inc. (a)	81,404	809,156
		5,803,884
Pharmaceuticals - 7.2%
Abbott Laboratories	164,600	8,600,350
Eli Lilly & Co.	92,800	3,570,944
GlaxoSmithKline PLC sponsored ADR	112,750	4,900,115
Johnson & Johnson	261,244	17,579,109
Merck & Co., Inc.	62,490	2,296,508
Pfizer, Inc.	1,075,500	23,069,475
Roche Holding AG sponsored ADR	106,100	4,659,912
		64,676,413
TOTAL HEALTH CARE		70,480,297
INDUSTRIALS - 5.9%
Aerospace & Defense - 2.2%
Honeywell International, Inc.	94,100	5,603,655
Raytheon Co.	52,300	2,634,874
The Boeing Co.	88,400	6,897,852
United Technologies Corp.	52,500	4,607,925
		19,744,306
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B	50,100	3,681,849
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.7%
Pitney Bowes, Inc. (f)	42,400	$ 1,012,936
Republic Services, Inc.	76,800	2,420,736
The Geo Group, Inc. (a)	52,045	1,279,787
Waste Management, Inc.	46,000	1,788,480
		6,501,939
Electrical Equipment - 0.8%
Alstom SA	25,037	1,549,612
Emerson Electric Co.	94,500	5,154,975
		6,704,587
Industrial Conglomerates - 1.5%
3M Co.	97,200	9,173,736
General Electric Co.	210,653	4,137,225
		13,310,961
Professional Services - 0.0%
CoStar Group, Inc. (a)	2,200	138,820
Road & Rail - 0.3%
Norfolk Southern Corp.	39,200	2,873,752
TOTAL INDUSTRIALS		52,956,214
INFORMATION TECHNOLOGY - 4.8%
Communications Equipment - 0.1%
Motorola Solutions, Inc.	13,000	622,310
IT Services - 0.7%
Accenture PLC Class A	28,300	1,624,137
Automatic Data Processing, Inc.	81,600	4,496,976
		6,121,113
Semiconductors & Semiconductor Equipment - 2.3%
Analog Devices, Inc.	59,700	2,457,849
Intel Corp.	430,100	9,681,551
Intersil Corp. Class A	209,600	3,007,760
Linear Technology Corp.	47,200	1,632,648
Microchip Technology, Inc. (f)	24,300	960,579
National Semiconductor Corp.	97,000	2,379,410
Xilinx, Inc.	27,700	988,336
		21,108,133
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 1.7%
Microsoft Corp.	607,400	$ 15,191,074
TOTAL INFORMATION TECHNOLOGY		43,042,630
MATERIALS - 1.3%
Chemicals - 1.2%
Air Products & Chemicals, Inc.	34,700	3,299,623
E.I. du Pont de Nemours & Co.	96,100	5,122,130
PPG Industries, Inc.	24,700	2,190,890
		10,612,643
Paper & Forest Products - 0.1%
MeadWestvaco Corp.	20,100	683,802
TOTAL MATERIALS		11,296,445
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.1%
AT&T, Inc.	599,600	18,923,376
Wireless Telecommunication Services - 0.5%
Vodafone Group PLC	1,503,700	4,181,050
TOTAL TELECOMMUNICATION SERVICES		23,104,426
UTILITIES - 4.1%
Electric Utilities - 2.6%
American Electric Power Co., Inc.	140,100	5,351,820
Edison International	93,400	3,676,224
NextEra Energy, Inc.	79,900	4,630,205
Northeast Utilities	110,200	3,883,448
PPL Corp.	200,592	5,654,688
		23,196,385
Gas Utilities - 0.2%
ONEOK, Inc.	23,800	1,691,942
Multi-Utilities - 1.3%
Dominion Resources, Inc.	35,800	1,708,376
National Grid PLC	216,600	2,236,170
PG&E Corp.	38,900	1,687,482
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
Public Service Enterprise Group, Inc.	73,100	$ 2,448,850
Sempra Energy	70,900	3,911,553
		11,992,431
TOTAL UTILITIES		36,880,758
TOTAL COMMON STOCKS (Cost $508,389,813)		593,843,907
Preferred Stocks - 16.4%

Convertible Preferred Stocks - 4.9%
CONSUMER DISCRETIONARY - 1.0%
Automobiles - 0.8%
General Motors Co. 4.75%	142,600	7,144,260
Media - 0.2%
Interpublic Group of Companies, Inc. 5.25%	2,044	2,208,542
TOTAL CONSUMER DISCRETIONARY		9,352,802
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ATP Oil & Gas Corp. 8.00% (g)	7,900	849,250
FINANCIALS - 2.2%
Commercial Banks - 0.6%
Huntington Bancshares, Inc. 8.50%	886	1,018,900
KeyCorp Series A, 7.75%	9,000	1,011,060
Wells Fargo & Co. 7.50%	3,090	3,352,650
		5,382,610
Diversified Financial Services - 1.0%
2010 Swift Mandatory Common Exchange Security Trust 6.00% (g)	77,000	1,023,807
AMG Capital Trust I 5.10%	12,800	628,000
Bank of America Corp. Series L, 7.25%	1,498	1,572,900
Citigroup, Inc. 7.50%	46,000	5,543,000
		8,767,707
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - 0.6%
FelCor Lodging Trust, Inc. Series A, 1.95% (a)	53,000	$ 1,430,470
Health Care REIT, Inc. 6.50%	82,600	4,357,150
		5,787,620
Real Estate Management & Development - 0.0%
Grubb & Ellis Co.:
12.00% (g)	3,700	203,500
TOTAL FINANCIALS		20,141,437
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.5%
HealthSouth Corp. Series A 6.50%	3,908	4,611,440
INDUSTRIALS - 0.3%
Professional Services - 0.3%
Nielsen Holdings B.V. 6.25%	37,200	2,327,325
MATERIALS - 0.4%
Metals & Mining - 0.4%
AngloGold Ashanti Holdings Finance PLC 6.00%	59,900	3,137,562
UTILITIES - 0.4%
Electric Utilities - 0.4%
PPL Corp.:
8.75%	43,200	2,365,200
9.50%	26,000	1,500,720
		3,865,920
TOTAL CONVERTIBLE PREFERRED STOCKS		44,285,736
Nonconvertible Preferred Stocks - 11.5%
CONSUMER DISCRETIONARY - 0.5%
Media - 0.5%
CBS Corp. 6.75%	65,000	1,667,900
Comcast Corp. 6.625%	28,660	739,715
Viacom, Inc. 6.85%	86,000	2,189,560
		4,597,175
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
CONSUMER STAPLES - 0.3%
Food Products - 0.3%
H.J. Heinz Finance Co. 8.00% (g)	28	$ 2,975,000
FINANCIALS - 7.4%
Capital Markets - 1.7%
BNY Capital V 5.95%	115,000	2,901,450
Deutsche Bank Contingent Capital Trust II 6.55%	70,000	1,750,000
Goldman Sachs Group, Inc.:
6.125%	86,000	2,129,360
Series C, 4.9931%	40,000	921,600
Series D, 4.00%	200,000	4,300,000
Morgan Stanley Capital I Trust 6.60%	120,000	3,001,200
		15,003,610
Commercial Banks - 1.6%
Barclays Bank PLC:
Series 2, 6.625%	40,000	977,200
Series 4, 7.75%	78,600	2,017,662
BB&T Capital Trust VI 9.60%	49,000	1,302,420
CoBank ACB 7.00% (g)	17,000	782,000
First Tennessee Bank NA, Memphis 3.90% (g)	5,000	3,300,000
HSBC Holdings PLC Series B, 8.00%	75,400	2,054,650
Keycorp Capital IX 6.75%	6,882	175,285
USB Capital XII 6.30%	80,000	2,026,400
Zions Bancorp. 11.00%	80,000	2,155,200
		14,790,817
Diversified Financial Services - 2.7%
Bank of America Corp.:
Series D, 6.204%	45,000	1,065,600
Series H, 8.20%	86,015	2,251,873
Citigroup Capital VIII 6.95%	141,900	3,575,880
Citigroup Capital XIII 7.875%	47,594	1,326,921
Deutsche Bank Capital Funding Trust VIII 6.375%	25,000	612,500
General Electric Capital Corp. 6.05%	40,000	1,020,800
GMAC Capital Trust I 8.125%	43,184	1,134,444
GMAC LLC 7.00% (g)	11,475	11,016,000
JPMorgan Chase Capital XXIX 6.70%	95,000	2,462,400
		24,466,418
Real Estate Investment Trusts - 1.2%
CBL & Associates Properties, Inc. 7.375%	49,500	1,233,540
Hersha Hospitality Trust Series B, 8.00%	40,000	987,600
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Public Storage:
Series M, 6.625%	50,000	$ 1,294,000
Series P, 6.50%	80,000	2,052,800
Sunstone Hotel Investors, Inc. Series D, 8.00%	160,000	3,872,000
Vornado Realty Trust Series E, 7.00%	40,000	1,045,200
		10,485,140
Thrifts & Mortgage Finance - 0.2%
Fannie Mae:
Series E, 5.10% (a)	27,562	117,139
Series I, 5.375% (a)	5,000	27,450
Series O, 7.00% (a)	42,200	211,000
Series R, 7.65% (a)	40,000	104,000
Freddie Mac:
Series F, 5.00% (a)	68,500	363,050
Series H, 5.10% (a)	10,300	54,590
Series R, 5.70% (a)	117,000	620,100
Series W, 5.66% (a)	161,600	420,160
		1,917,489
TOTAL FINANCIALS		66,663,474
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Pitney Bowes International Holdings, Inc. 6.125% (g)	500	487,500
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
AT&T, Inc. 6.375%	51,800	1,373,736
UTILITIES - 3.0%
Electric Utilities - 2.8%
Alabama Power Co.:
4.60%	2,000	168,000
5.625%	137,300	3,406,756
6.45%	80,000	2,122,504
Baltimore Gas & Electric Co. Series 1993, 6.70%	10,000	1,015,000
Duquesne Light Co. 6.50%	66,050	3,269,475
Nextera Energy Capital Holdings, Inc. 7.45%	60,000	1,585,200
Pacific Gas & Electric Co. Series D 5.00%	69,200	1,588,140
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
UTILITIES - continued
Electric Utilities - continued
PPL Electric Utilities Corp. 6.25%	177,000	$ 4,452,665
Southern California Edison Co.:
6.125%	35,000	3,342,500
Series C:
4.24%	34,600	679,544
6.00%	20,000	1,895,626
Series D:
4.32%	15,000	297,000
6.50%	12,500	1,243,750
		25,066,160
Multi-Utilities - 0.2%
Consolidated Edison Co. of New York, Inc. Series A, 5.00%	25,205	2,370,530
TOTAL UTILITIES		27,436,690
TOTAL NONCONVERTIBLE PREFERRED STOCKS		103,533,575
TOTAL PREFERRED STOCKS (Cost $157,140,708)		147,819,311
Floating Rate Loans - 0.1%
Principal Amount
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Asurion LLC term loan 9% 5/24/19 (i) (Cost $1,017,225)	$ 1,015,000	1,026,470
Preferred Securities - 0.9%

FINANCIALS - 0.9%
Commercial Banks - 0.4%
PNC Preferred Funding Trust I 6.517% (g)(h)(i)	3,000,000	2,681,440
SunTrust Preferred Capital I 5.853% 12/15/49 (i)	968,000	846,529
		3,527,969
Preferred Securities - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - 0.5%
JPMorgan Chase & Co. 7.9% (h)(i)	$ 4,000,000	$ 4,514,742
TOTAL PREFERRED SECURITIES (Cost $7,384,470)		8,042,711
Money Market Funds - 2.7%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	20,694,082	20,694,082
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	3,628,375	3,628,375
TOTAL MONEY MARKET FUNDS (Cost $24,322,457)		24,322,457
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $814,964,776)		900,069,967
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(961,618)
NET ASSETS - 100%		$ 899,108,349
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $55,519,146 or 6.2% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 22,389
Fidelity Securities Lending Cash Central Fund	22,928
Total	$ 45,317
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 46,095,665	$ 43,887,123	$ 2,208,542	$ -
Consumer Staples	96,751,322	93,776,322	2,975,000	-
Energy	84,786,878	83,937,628	849,250	-
Financials	233,028,410	209,941,358	23,087,052	-
Health Care	75,091,737	70,480,297	4,611,440	-
Industrials	55,771,039	52,956,214	2,814,825	-
Information Technology	43,042,630	43,042,630	-	-
Materials	14,434,007	14,434,007	-	-
Telecommunication Services	24,478,162	20,297,112	4,181,050	-
Utilities	68,183,368	45,030,922	23,152,446	-
Corporate Bonds	124,215,112	-	124,215,012	100
U.S. Government and Government Agency Obligations	799,999	-	799,999	-
Floating Rate Loans	1,026,470	-	1,026,470	-
Preferred Securities	8,042,711	-	8,042,711	-
Money Market Funds	24,322,457	24,322,457	-	-
Total Investments in Securities:	$ 900,069,967	$ 702,106,070	$ 197,963,797	$ 100
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,755,673
Total Realized Gain (Loss)	(16,916)
Total Unrealized Gain (Loss)	(11,484)
Cost of Purchases	-
Proceeds of Sales	(1,727,173)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 100
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
AAA,AA,A	1.6%
BBB	3.9%
BB	1.8%
B	4.0%
CCC,CC,C	0.9%
Not Rated	2.6%
Equities	82.5%
Short-Term Investments and Net Other Assets	2.7%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes.

Income Tax Information

At November 30, 2010, the Fund had a capital loss carryforward of approximately $230,575,502 of which $81,163,694 and $149,411,808 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,577,976) - See accompanying schedule: Unaffiliated issuers (cost $790,642,319)	$ 875,747,510
Fidelity Central Funds (cost $24,322,457)	24,322,457
Total Investments (cost $814,964,776)		$ 900,069,967
Cash		1
Receivable for investments sold		28,911,139
Receivable for fund shares sold		2,242,657
Dividends receivable		2,372,022
Interest receivable		1,735,567
Distributions receivable from Fidelity Central Funds		9,863
Prepaid expenses		278
Other receivables		4,954
Total assets		935,346,448

Liabilities
Payable for investments purchased	$ 30,648,709
Payable for fund shares redeemed	1,236,022
Accrued management fee	409,229
Distribution and service plan fees payable	102,181
Other affiliated payables	181,121
Other payables and accrued expenses	32,462
Collateral on securities loaned, at value	3,628,375
Total liabilities		36,238,099

Net Assets		$ 899,108,349
Net Assets consist of:
Paid in capital		$ 1,045,233,987
Undistributed net investment income		4,703,533
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(235,935,034)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		85,105,863
Net Assets		$ 899,108,349

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($94,663,980 ÷ 8,158,658 shares)	$ 11.60

Maximum offering price per share (100/94.25 of $11.60)	$ 12.31
Class T: Net Asset Value and redemption price per share ($68,309,764 ÷ 5,890,729 shares)	$ 11.60

Maximum offering price per share (100/96.50 of $11.60)	$ 12.02
Class B: Net Asset Value and offering price per share ($13,933,812 ÷ 1,204,286 shares)A	$ 11.57

Class C: Net Asset Value and offering price per share ($52,225,172 ÷ 4,511,892 shares)A	$ 11.58

Strategic Dividend and Income: Net Asset Value, offering price and redemption price per share ($644,094,728 ÷ 55,291,129 shares)	$ 11.65

Institutional Class: Net Asset Value, offering price and redemption price per share ($25,880,893 ÷ 2,224,822 shares)	$ 11.63

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2011 (Unaudited)

Investment Income
Dividends		$ 12,127,047
Interest		2,609,493
Income from Fidelity Central Funds		45,317
Total income		14,781,857

Expenses
Management fee	$ 2,347,055
Transfer agent fees	956,294
Distribution and service plan fees	584,997
Accounting and security lending fees	145,322
Custodian fees and expenses	15,014
Independent trustees' compensation	1,490
Registration fees	88,529
Audit	31,690
Legal	1,452
Miscellaneous	4,217
Total expenses before reductions	4,176,060
Expense reductions	(10,305)	4,165,755
Net investment income (loss)		10,616,102
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	589,090
Foreign currency transactions	(64,814)
Futures contracts	206,816
Total net realized gain (loss)		731,092
Change in net unrealized appreciation (depreciation) on: Investment securities	107,092,796
Assets and liabilities in foreign currencies	8,562
Total change in net unrealized appreciation (depreciation)		107,101,358
Net gain (loss)		107,832,450
Net increase (decrease) in net assets resulting from operations		$ 118,448,552

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2011 (Unaudited)	Year ended November 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,616,102	$ 17,617,067
Net realized gain (loss)	731,092	71,396,730
Change in net unrealized appreciation (depreciation)	107,101,358	1,991,620
Net increase (decrease) in net assets resulting from operations	118,448,552	91,005,417
Distributions to shareholders from net investment income	(12,999,956)	(13,949,511)
Share transactions - net increase (decrease)	38,525,340	26,548,115
Total increase (decrease) in net assets	143,973,936	103,604,021

Net Assets
Beginning of period	755,134,413	651,530,392
End of period (including undistributed net investment income of $4,703,533 and undistributed net investment income of $7,087,387, respectively)	$ 899,108,349	$ 755,134,413

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.23	$ 9.13	$ 6.87	$ 13.28	$ 13.66	$ 12.18
Income from Investment Operations
Net investment income (loss) E	.13	.23 H	.23	.23	.20	.19
Net realized and unrealized gain (loss)	1.41	1.05	2.25	(5.77)	.28	1.61
Total from investment operations	1.54	1.28	2.48	(5.54)	.48	1.80
Distributions from net investment income	(.17)	(.18)	(.22)	(.26)	(.20)	(.19)
Distributions from net realized gain	-	-	-	(.61)	(.66)	(.13)
Total distributions	(.17)	(.18)	(.22)	(.87)	(.86)	(.32)
Net asset value, end of period	$ 11.60	$ 10.23	$ 9.13	$ 6.87	$ 13.28	$ 13.66
Total Return B, C, D	15.17%	14.16%	37.12%	(44.44)%	3.59%	15.01%
Ratios to Average Net Assets F, I
Expenses before reductions	1.14% A	1.16%	1.21%	1.11%	1.10%	1.14%
Expenses net of fee waivers, if any	1.14% A	1.16%	1.21%	1.11%	1.10%	1.14%
Expenses net of all reductions	1.14% A	1.16%	1.21%	1.11%	1.09%	1.14%
Net investment income (loss)	2.37% A	2.38% H	3.08%	2.05%	1.49%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 94,664	$ 77,340	$ 74,580	$ 70,691	$ 166,554	$ 70,083
Portfolio turnover rate G	60% A	130%	100%	114%	90%	125%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.98%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.22	$ 9.12	$ 6.87	$ 13.26	$ 13.64	$ 12.17
Income from Investment Operations
Net investment income (loss) E	.12	.21 H	.21	.20	.17	.17
Net realized and unrealized gain (loss)	1.41	1.05	2.25	(5.75)	.27	1.59
Total from investment operations	1.53	1.26	2.46	(5.55)	.44	1.76
Distributions from net investment income	(.15)	(.16)	(.21)	(.23)	(.16)	(.16)
Distributions from net realized gain	-	-	-	(.61)	(.66)	(.13)
Total distributions	(.15)	(.16)	(.21)	(.84)	(.82)	(.29)
Net asset value, end of period	$ 11.60	$ 10.22	$ 9.12	$ 6.87	$ 13.26	$ 13.64
Total Return B, C, D	15.14%	13.92%	36.63%	(44.51)%	3.34%	14.70%
Ratios to Average Net Assets F, I
Expenses before reductions	1.37% A	1.39%	1.45%	1.35%	1.32%	1.35%
Expenses net of fee waivers, if any	1.37% A	1.39%	1.45%	1.35%	1.32%	1.35%
Expenses net of all reductions	1.37% A	1.39%	1.45%	1.35%	1.32%	1.35%
Net investment income (loss)	2.14% A	2.16% H	2.84%	1.81%	1.27%	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$ 68,310	$ 59,931	$ 60,134	$ 58,677	$ 158,962	$ 119,834
Portfolio turnover rate G	60% A	130%	100%	114%	90%	125%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.75%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 9.10	$ 6.85	$ 13.23	$ 13.61	$ 12.14
Income from Investment Operations
Net investment income (loss) E	.09	.16 H	.17	.14	.09	.09
Net realized and unrealized gain (loss)	1.40	1.05	2.25	(5.75)	.28	1.59
Total from investment operations	1.49	1.21	2.42	(5.61)	.37	1.68
Distributions from net investment income	(.12)	(.11)	(.17)	(.16)	(.09)	(.08)
Distributions from net realized gain	-	-	-	(.61)	(.66)	(.13)
Total distributions	(.12)	(.11)	(.17)	(.77)	(.75)	(.21)
Net asset value, end of period	$ 11.57	$ 10.20	$ 9.10	$ 6.85	$ 13.23	$ 13.61
Total Return B, C, D	14.72%	13.31%	36.06%	(44.88)%	2.79%	14.05%
Ratios to Average Net Assets F, I
Expenses before reductions	1.93% A	1.94%	1.98%	1.92%	1.91%	1.96%
Expenses net of fee waivers, if any	1.93% A	1.94%	1.98%	1.92%	1.91%	1.96%
Expenses net of all reductions	1.93% A	1.94%	1.98%	1.91%	1.91%	1.96%
Net investment income (loss)	1.58% A	1.60% H	2.31%	1.25%	.67%	.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,934	$ 15,442	$ 16,098	$ 15,375	$ 37,288	$ 23,992
Portfolio turnover rate G	60% A	130%	100%	114%	90%	125%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.20%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.21	$ 9.11	$ 6.85	$ 13.23	$ 13.61	$ 12.15
Income from Investment Operations
Net investment income (loss) E	.09	.16 H	.18	.14	.10	.10
Net realized and unrealized gain (loss)	1.41	1.05	2.25	(5.75)	.27	1.58
Total from investment operations	1.50	1.21	2.43	(5.61)	.37	1.68
Distributions from net investment income	(.13)	(.11)	(.17)	(.16)	(.09)	(.09)
Distributions from net realized gain	-	-	-	(.61)	(.66)	(.13)
Total distributions	(.13)	(.11)	(.17)	(.77)	(.75)	(.22)
Net asset value, end of period	$ 11.58	$ 10.21	$ 9.11	$ 6.85	$ 13.23	$ 13.61
Total Return B, C, D	14.80%	13.33%	36.15%	(44.87)%	2.84%	14.05%
Ratios to Average Net Assets F, I
Expenses before reductions	1.88% A	1.91%	1.96%	1.88%	1.85%	1.89%
Expenses net of fee waivers, if any	1.88% A	1.91%	1.96%	1.88%	1.85%	1.89%
Expenses net of all reductions	1.88% A	1.91%	1.96%	1.88%	1.85%	1.88%
Net investment income (loss)	1.63% A	1.63% H	2.33%	1.29%	.74%	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 52,225	$ 39,889	$ 39,920	$ 42,499	$ 106,122	$ 75,301
Portfolio turnover rate G	60% A	130%	100%	114%	90%	125%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.23%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Dividend and Income

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.27	$ 9.16	$ 6.90	$ 13.33	$ 13.70	$ 12.22
Income from Investment Operations
Net investment income (loss) D	.15	.27 G	.26	.26	.25	.24
Net realized and unrealized gain (loss)	1.41	1.05	2.25	(5.78)	.27	1.60
Total from investment operations	1.56	1.32	2.51	(5.52)	.52	1.84
Distributions from net investment income	(.18)	(.21)	(.25)	(.30)	(.23)	(.23)
Distributions from net realized gain	-	-	-	(.61)	(.66)	(.13)
Total distributions	(.18)	(.21)	(.25)	(.91)	(.89)	(.36)
Net asset value, end of period	$ 11.65	$ 10.27	$ 9.16	$ 6.90	$ 13.33	$ 13.70
Total Return B, C	15.36%	14.57%	37.37%	(44.24)%	3.92%	15.33%
Ratios to Average Net Assets E, H
Expenses before reductions	.84% A	.86%	.93%	.81%	.79%	.80%
Expenses net of fee waivers, if any	.84% A	.86%	.93%	.81%	.79%	.80%
Expenses net of all reductions	.84% A	.86%	.92%	.81%	.78%	.79%
Net investment income (loss)	2.67% A	2.68% G	3.36%	2.35%	1.80%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 644,095	$ 542,828	$ 444,401	$ 392,340	$ 1,172,143	$ 1,075,348
Portfolio turnover rate F	60% A	130%	100%	114%	90%	125%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 2.28%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.26	$ 9.15	$ 6.89	$ 13.31	$ 13.68	$ 12.21
Income from Investment Operations
Net investment income (loss) D	.15	.27 G	.25	.26	.24	.23
Net realized and unrealized gain (loss)	1.40	1.06	2.26	(5.77)	.28	1.59
Total from investment operations	1.55	1.33	2.51	(5.51)	.52	1.82
Distributions from net investment income	(.18)	(.22)	(.25)	(.30)	(.23)	(.22)
Distributions from net realized gain	-	-	-	(.61)	(.66)	(.13)
Total distributions	(.18)	(.22)	(.25)	(.91)	(.89)	(.35)
Net asset value, end of period	$ 11.63	$ 10.26	$ 9.15	$ 6.89	$ 13.31	$ 13.68
Total Return B, C	15.31%	14.61%	37.44%	(44.23)%	3.94%	15.24%
Ratios to Average Net Assets E, H
Expenses before reductions	.82% A	.83%	.91%	.83%	.81%	.82%
Expenses net of fee waivers, if any	.82% A	.83%	.91%	.83%	.81%	.82%
Expenses net of all reductions	.82% A	.83%	.91%	.83%	.80%	.82%
Net investment income (loss)	2.69% A	2.71% G	3.38%	2.34%	1.78%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,881	$ 19,705	$ 16,397	$ 18,141	$ 36,369	$ 13,771
Portfolio turnover rate F	60% A	130%	100%	114%	90%	125%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 2.31%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2011 (Unaudited)

1. Organization.

Fidelity Strategic Dividend & Income Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Strategic Dividend and Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, preferred securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 109,996,679
Gross unrealized depreciation	(28,506,320)
Net unrealized appreciation (depreciation) on securities and other investments	$ 81,490,359

Tax cost	$ 818,579,608

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be November 30, 2012.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized net realized gain (loss) of $206,816 related to its investment in futures contracts. This amount is included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $295,629,146 and $245,951,506, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 109,603	$ 2,288
Class T	.25%	.25%	160,470	556
Class B	.75%	.25%	74,108	55,642
Class C	.75%	.25%	240,816	25,460
			$ 584,997	$ 83,946

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 28,144
Class T	4,524
Class B*	12,706
Class C*	1,062
$ 46,436

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets *
Class A	$ 115,231.26
Class T	78,890.25
Class B	22,503.30
Class C	61,623.26
Strategic Dividend and Income	655,320.22
Institutional Class	22,727.20
	$ 956,294

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $14,398 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,404 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is

Semiannual Report

9. Security Lending - continued

determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $22,928. During the period, there were no securities loaned to FCM.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $10,233 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $72.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2011	Year ended November 30, 2010
From net investment income
Class A	$ 1,289,909	$ 1,436,059
Class T	890,315	1,019,779
Class B	173,013	178,406
Class C	539,850	458,690
Strategic Dividend and Income	9,740,841	10,471,304
Institutional Class	366,028	385,273
Total	$ 12,999,956	$ 13,949,511

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2011	Year ended November 30, 2010	Six months ended May 31, 2011	Year ended November 30, 2010
Class A
Shares sold	1,595,631	1,539,594	$ 17,398,487	$ 15,272,519
Reinvestment of distributions	101,444	126,020	1,078,337	1,236,727
Shares redeemed	(1,098,498)	(2,275,429)	(12,074,280)	(22,373,404)
Net increase (decrease)	598,577	(609,815)	$ 6,402,544	$ (5,864,158)
Class T
Shares sold	522,748	545,436	$ 5,802,801	$ 5,340,536
Reinvestment of distributions	72,692	91,121	770,180	894,447
Shares redeemed	(567,183)	(1,365,821)	(6,233,307)	(13,450,403)
Net increase (decrease)	28,257	(729,264)	$ 339,674	$ (7,215,420)
Class B
Shares sold	40,222	148,878	$ 440,830	$ 1,456,537
Reinvestment of distributions	13,432	15,666	141,137	153,815
Shares redeemed	(363,599)	(419,454)	(3,971,065)	(4,119,270)
Net increase (decrease)	(309,945)	(254,910)	$ (3,389,098)	$ (2,508,918)
Class C
Shares sold	1,086,432	654,812	$ 11,661,656	$ 6,452,052
Reinvestment of distributions	41,907	37,930	442,809	372,596
Shares redeemed	(524,197)	(1,167,707)	(5,718,860)	(11,468,194)
Net increase (decrease)	604,142	(474,965)	$ 6,385,605	$ (4,643,546)
Strategic Dividend and Income
Shares sold	14,491,166	17,438,425	$ 157,580,182	$ 174,394,833
Reinvestment of distributions	816,199	937,098	8,703,227	9,236,339
Shares redeemed	(12,880,742)	(14,013,404)	(140,816,256)	(138,172,256)
Net increase (decrease)	2,426,623	4,362,119	$ 25,467,153	$ 45,458,916
Institutional Class
Shares sold	442,776	507,702	$ 4,868,934	$ 5,040,135
Reinvestment of distributions	26,797	29,875	285,739	293,925
Shares redeemed	(166,057)	(408,153)	(1,835,211)	(4,012,819)
Net increase (decrease)	303,516	129,424	$ 3,319,462	$ 1,321,241

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASDI-USAN-0711
1.802528.107

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Strategic Dividend & Income®

Fund - Institutional Class

Semiannual Report

May 31, 2011

(2_fidelity_logos) (Registered_Trademark)

Institutional Class
is a class of Fidelity®
Strategic Dividend &
Income® Fund

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Photo of Abigail P. Johnson)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend through the end of May, overcoming bouts of short-term volatility following unrest in North Africa and the natural disaster in Japan. Still, questions remained about the longer-term outlook, most notably inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2010 to May 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During Period* December 1, 2010 to May 31, 2011
Class A	1.14%
Actual		$ 1,000.00	$ 1,151.70	$ 6.12
HypotheticalA		$ 1,000.00	$ 1,019.25	$ 5.74
Class T	1.37%
Actual		$ 1,000.00	$ 1,151.40	$ 7.35
HypotheticalA		$ 1,000.00	$ 1,018.10	$ 6.89
Class B	1.93%
Actual		$ 1,000.00	$ 1,147.20	$ 10.33
HypotheticalA		$ 1,000.00	$ 1,015.31	$ 9.70
Class C	1.88%
Actual		$ 1,000.00	$ 1,148.00	$ 10.07
HypotheticalA		$ 1,000.00	$ 1,015.56	$ 9.45
Strategic Dividend and Income	.84%
Actual		$ 1,000.00	$ 1,153.60	$ 4.51
HypotheticalA		$ 1,000.00	$ 1,020.74	$ 4.23
Institutional Class	.82%
Actual		$ 1,000.00	$ 1,153.10	$ 4.40
HypotheticalA		$ 1,000.00	$ 1,020.84	$ 4.13

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Investments as of May 31, 2011
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	5.0	4.8
Pfizer, Inc.	2.6	2.4
Chevron Corp.	2.4	0.9
Procter & Gamble Co.	2.3	2.5
AT&T, Inc.	2.1	1.5
The Coca-Cola Co.	1.9	2.4
Johnson & Johnson	1.9	2.2
Microsoft Corp.	1.7	0.0
Philip Morris International, Inc.	1.5	1.8
PepsiCo, Inc.	1.5	1.0
	22.9
Top Five Market Sectors as of May 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	28.3	29.3
Energy	11.2	9.6
Consumer Staples	10.8	10.6
Health Care	9.8	10.0
Utilities	7.9	8.6
Asset Allocation (% of fund's net assets)
As of May 31, 2011 *		As of November 30, 2010 **
	Common Stocks 66.1%		Common Stocks 61.6%
	Preferred Stocks 16.4%		Preferred Stocks 18.6%
	Convertible Bonds 8.9%		Convertible Bonds 10.4%
	Other Investments 5.9%		Other Investments 4.6%
	Short-Term Investments and Net Other Assets 2.7%		Short-Term Investments and Net Other Assets 4.8%
* Foreign investments	5.6%	** Foreign investments	7.5%

Semiannual Report

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 13.8%
	Principal Amount	Value
Convertible Bonds - 8.9%
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.4%
MGM Mirage, Inc. 4.25% 4/15/15	$ 3,180,000	$ 3,684,825
Leisure Equipment & Products - 0.1%
Eastman Kodak Co. 7% 4/1/17	1,200,000	1,069,920
TOTAL CONSUMER DISCRETIONARY		4,754,745
ENERGY - 1.2%
Energy Equipment & Services - 0.1%
Oil States International, Inc. 2.375% 7/1/25	290,000	722,100
Oil, Gas & Consumable Fuels - 1.1%
Alpha Natural Resources, Inc. 2.375% 4/15/15	1,180,000	1,531,758
Chesapeake Energy Corp. 2.5% 5/15/37	3,360,000	3,724,560
Peabody Energy Corp. 4.75% 12/15/66	2,270,000	2,860,200
Pioneer Natural Resources Co. 2.875% 1/15/38	300,000	475,500
Western Refining, Inc. 5.75% 6/15/14	860,000	1,532,176
		10,124,194
TOTAL ENERGY		10,846,294
FINANCIALS - 0.3%
Capital Markets - 0.3%
Janus Capital Group, Inc. 3.25% 7/15/14	300,000	337,470
Jefferies Group, Inc. 3.875% 11/1/29	1,370,000	1,384,556
Penson Worldwide, Inc. 8% 6/1/14 (g)	485,000	404,248
		2,126,274
Real Estate Management & Development - 0.0%
Digital Realty Trust LP 5.5% 4/15/29 (g)	170,000	258,230
TOTAL FINANCIALS		2,384,504
HEALTH CARE - 1.5%
Biotechnology - 1.0%
BioMarin Pharmaceutical, Inc. 1.875% 4/23/17	420,000	626,850
Cephalon, Inc. 2% 6/1/15	1,590,000	2,752,751
Gilead Sciences, Inc. 1.625% 5/1/16 (g)	4,430,000	5,155,413
Incyte Corp. 4.75% 10/1/15	170,000	371,892
		8,906,906
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - 0.3%
Health Management Associates, Inc. 3.75% 5/1/28 (g)	$ 450,000	$ 591,165
Laboratory Corp. of America Holdings 0% 9/11/21	1,166,000	1,575,266
LifePoint Hospitals, Inc. 3.5% 5/15/14	550,000	604,780
		2,771,211
Pharmaceuticals - 0.2%
Mylan, Inc. 3.75% 9/15/15	870,000	1,651,369
TOTAL HEALTH CARE		13,329,486
INDUSTRIALS - 1.2%
Commercial Services & Supplies - 0.4%
Covanta Holding Corp. 3.25% 6/1/14	2,930,000	3,393,819
Construction & Engineering - 0.7%
MasTec, Inc.:
4% 6/15/14	1,370,000	2,070,481
4.25% 12/15/14	2,860,000	4,413,338
		6,483,819
Electrical Equipment - 0.0%
EnerSys 3.375% 6/1/38 (e)	450,000	521,055
Machinery - 0.1%
Greenbrier Companies, Inc. 3.5% 4/1/18 (g)	640,000	659,600
TOTAL INDUSTRIALS		11,058,293
INFORMATION TECHNOLOGY - 2.8%
Communications Equipment - 0.3%
InterDigital, Inc. 2.5% 3/15/16 (g)	2,650,000	2,858,820
Computers & Peripherals - 0.5%
EMC Corp. 1.75% 12/1/13	2,420,000	4,375,663
Internet Software & Services - 0.7%
Equinix, Inc.:
3% 10/15/14	1,230,000	1,394,205
4.75% 6/15/16	2,840,000	4,039,616
VeriSign, Inc. 3.25% 8/15/37	740,000	881,266
		6,315,087
IT Services - 0.6%
CACI International, Inc. 2.125% 5/1/14	3,980,000	5,094,400
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp. 3.25% 8/1/39	$ 590,000	$ 733,695
Micron Technology, Inc. 4.25% 10/15/13	230,000	485,300
		1,218,995
Software - 0.6%
Symantec Corp. 1% 6/15/13	4,560,000	5,615,184
TOTAL INFORMATION TECHNOLOGY		25,478,149
MATERIALS - 1.0%
Metals & Mining - 0.8%
Newmont Mining Corp.:
1.25% 7/15/14	1,520,000	2,048,200
1.625% 7/15/17	3,660,000	5,076,054
		7,124,254
Paper & Forest Products - 0.2%
Rayonier TRS Holdings, Inc.:
3.75% 10/15/12	430,000	534,275
4.5% 8/15/15 (g)	990,000	1,392,237
		1,926,512
TOTAL MATERIALS		9,050,766
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (g)	2,330,000	2,344,563
UTILITIES - 0.1%
Multi-Utilities - 0.1%
CMS Energy Corp.:
2.875% 12/1/24	380,000	592,563
5.5% 6/15/29	170,000	249,475
		842,038
TOTAL CONVERTIBLE BONDS		80,088,838
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - 4.9%
CONSUMER DISCRETIONARY - 1.4%
Hotels, Restaurants & Leisure - 1.0%
FelCor Escrow Holdings, LLC 6.75% 6/1/19 (g)	$ 415,000	$ 413,423
FelCor Lodging LP 10% 10/1/14	2,650,000	3,034,250
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	2,495,000	2,694,600
MGM Mirage, Inc. 6.625% 7/15/15	2,000,000	1,945,000
NCL Corp. Ltd. 11.75% 11/15/16	1,005,000	1,173,338
		9,260,611
Leisure Equipment & Products - 0.4%
Eastman Kodak Co.:
9.75% 3/1/18 (g)	2,375,000	2,303,750
10.625% 3/15/19 (g)	750,000	746,250
		3,050,000
TOTAL CONSUMER DISCRETIONARY		12,310,611
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Tops Markets LLC 10.125% 10/15/15	400,000	431,000
ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Western Refining, Inc.:
10.75% 6/15/14 (g)(i)	990,000	1,061,775
11.25% 6/15/17 (g)	3,560,000	4,013,900
		5,075,675
FINANCIALS - 1.2%
Capital Markets - 0.4%
JPMorgan Chase Capital XXII 6.45% 2/2/37	3,500,000	3,609,001
Lehman Brothers Holdings, Inc. 1.084% (d)(i)	1,000,000	100
		3,609,101
Commercial Banks - 0.6%
Capital One Capital IV 6.745% 2/17/37 (i)	2,000,000	2,030,000
Wells Fargo Capital X 5.95% 12/15/36	1,000,000	1,019,186
Wells Fargo Capital XIII 7.7% (h)(i)	2,000,000	2,055,000
		5,104,186
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - 0.2%
Goldman Sachs Capital II 5.793% (h)(i)	$ 2,500,000	$ 2,087,500
TOTAL FINANCIALS		10,800,787
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
International Lease Finance Corp. 8.25% 12/15/20	305,000	342,363
United Rentals North America, Inc. 10.875% 6/15/16	350,000	402,063
		744,426
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	500,000	515,000
Navios Maritime Holdings, Inc. 8.125% 2/15/19 (g)	10,000	10,025
		525,025
TOTAL INDUSTRIALS		1,269,451
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (g)	9,100,000	9,987,250
Sprint Capital Corp. 6.875% 11/15/28	1,250,000	1,214,000
		11,201,250
UTILITIES - 0.3%
Multi-Utilities - 0.3%
Wisconsin Energy Corp. 6.25% 5/15/67 (i)	3,000,000	3,037,500
TOTAL NONCONVERTIBLE BONDS		44,126,274
TOTAL CORPORATE BONDS (Cost $115,910,105)		124,215,112
U.S. Treasury Obligations - 0.1%

U.S. Treasury Bills, yield at date of purchase 0.14% 6/2/11 (Cost $799,998)	800,000	799,999
Common Stocks - 66.1%
	Shares	Value
CONSUMER DISCRETIONARY - 3.6%
Hotels, Restaurants & Leisure - 1.5%
Darden Restaurants, Inc.	20,100	$ 1,018,065
McDonald's Corp.	132,700	10,820,358
Starbucks Corp.	23,700	871,923
Summit Hotel Properties, Inc.	33,000	371,580
		13,081,926
Media - 0.8%
Cinemark Holdings, Inc.	21,900	476,325
Time Warner Cable, Inc.	66,700	5,150,574
Time Warner, Inc.	44,600	1,624,778
		7,251,677
Specialty Retail - 1.1%
Foot Locker, Inc.	66,300	1,653,522
Home Depot, Inc.	185,900	6,744,452
TJX Companies, Inc.	23,600	1,251,272
		9,649,246
Textiles, Apparel & Luxury Goods - 0.2%
VF Corp.	21,700	2,162,839
TOTAL CONSUMER DISCRETIONARY		32,145,688
CONSUMER STAPLES - 10.4%
Beverages - 3.7%
Dr Pepper Snapple Group, Inc.	59,600	2,455,520
PepsiCo, Inc.	189,700	13,491,464
The Coca-Cola Co.	264,800	17,691,288
		33,638,272
Food & Staples Retailing - 0.5%
Sysco Corp.	63,100	2,032,451
Wal-Mart Stores, Inc.	42,400	2,341,328
		4,373,779
Food Products - 1.0%
Kraft Foods, Inc. Class A	251,300	8,787,961
Household Products - 2.8%
Colgate-Palmolive Co.	2,530	221,451
Kimberly-Clark Corp.	67,700	4,623,910
Procter & Gamble Co.	305,858	20,492,486
		25,337,847
Tobacco - 2.4%
Altria Group, Inc.	49,600	1,391,776
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - continued
British American Tobacco PLC sponsored ADR	25,300	$ 2,285,855
Imperial Tobacco Group PLC	63,744	2,281,660
Lorillard, Inc.	16,000	1,844,480
Philip Morris International, Inc.	192,818	13,834,692
		21,638,463
TOTAL CONSUMER STAPLES		93,776,322
ENERGY - 9.3%
Energy Equipment & Services - 0.2%
Ensco International Ltd. ADR	31,700	1,690,244
Oil, Gas & Consumable Fuels - 9.1%
Atlas Pipeline Partners, LP	13,000	461,500
Chevron Corp.	208,800	21,905,208
Exxon Mobil Corp.	541,500	45,198,997
Marathon Oil Corp.	147,000	7,962,990
Royal Dutch Shell PLC Class A sponsored ADR	87,900	6,278,697
Targa Resources Corp.	12,600	439,992
		82,247,384
TOTAL ENERGY		83,937,628
FINANCIALS - 16.3%
Commercial Banks - 0.3%
Australia & New Zealand Banking Group Ltd.	46,539	1,099,478
M&T Bank Corp.	19,000	1,677,700
		2,777,178
Diversified Financial Services - 0.1%
JPMorgan Chase & Co.	21,200	916,688
Insurance - 1.4%
ACE Ltd.	50,400	3,468,528
Axis Capital Holdings Ltd.	51,800	1,706,292
MetLife, Inc. unit	20,100	1,659,456
The Travelers Companies, Inc.	75,200	4,668,416
Willis Group Holdings Pub Ltd. Co.	31,400	1,303,100
		12,805,792
Real Estate Investment Trusts - 14.1%
Acadia Realty Trust (SBI)	127,400	2,630,810
Alexandria Real Estate Equities, Inc.	66,900	5,521,926
AMB Property Corp. (REIT)	30,000	1,109,700
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
AvalonBay Communities, Inc.	8,375	$ 1,114,461
Boston Properties, Inc.	63,365	6,865,598
Brandywine Realty Trust (SBI)	115,952	1,479,548
Camden Property Trust (SBI)	2,000	128,560
CBL & Associates Properties, Inc.	174,769	3,362,556
Chesapeake Lodging Trust	122,363	2,178,061
Coresite Realty Corp.	26,424	467,705
DCT Industrial Trust, Inc.	200,200	1,133,132
DiamondRock Hospitality Co.	220,010	2,530,115
Digital Realty Trust, Inc. (f)	67,184	4,190,266
Douglas Emmett, Inc.	20,870	439,314
Education Realty Trust, Inc.	289,600	2,519,520
Equity Residential (SBI)	81,847	5,060,600
Essex Property Trust, Inc.	37,625	5,177,576
Excel Trust, Inc.	22,855	277,003
Glimcher Realty Trust	62,331	638,269
HCP, Inc.	86,063	3,265,230
Health Care REIT, Inc.	11,200	595,728
Healthcare Realty Trust, Inc.	125,040	2,753,381
Highwoods Properties, Inc. (SBI)	68,018	2,454,089
Host Hotels & Resorts, Inc.	84,873	1,492,067
Kimco Realty Corp.	147,802	2,883,617
Kite Realty Group Trust	111,834	560,288
Lexington Corporate Properties Trust	198,000	1,869,120
LTC Properties, Inc.	29,500	870,840
Mid-America Apartment Communities, Inc.	66,400	4,551,720
Omega Healthcare Investors, Inc.	104,463	2,224,017
Parkway Properties, Inc.	5,710	104,836
Post Properties, Inc.	65,618	2,762,518
ProLogis Trust	396,943	6,573,376
Public Storage	75,720	8,960,705
Realty Income Corp.	14,400	506,016
Simon Property Group, Inc.	111,224	13,131,105
SL Green Realty Corp.	72,700	6,543,727
Stag Industrial, Inc.	43,700	554,990
Sunstone Hotel Investors, Inc. (a)	206,536	2,100,471
The Macerich Co.	68,777	3,739,405
Ventas, Inc.	143,335	8,084,094
Vornado Realty Trust	29,761	2,927,887
		126,333,947
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.3%
CB Richard Ellis Group, Inc. Class A (a)	27,354	$ 722,966
Forest City Enterprises, Inc. Class A (a)	28,700	550,179
Jones Lang LaSalle, Inc.	5,000	485,750
The St. Joe Co. (a)	40,592	882,064
		2,640,959
Thrifts & Mortgage Finance - 0.1%
People's United Financial, Inc.	56,100	748,935
TOTAL FINANCIALS		146,223,499
HEALTH CARE - 7.8%
Health Care Providers & Services - 0.6%
Brookdale Senior Living, Inc. (a)	76,300	1,969,303
Capital Senior Living Corp. (a)	81,232	780,640
Emeritus Corp. (a)	95,931	2,244,785
Sunrise Senior Living, Inc. (a)	81,404	809,156
		5,803,884
Pharmaceuticals - 7.2%
Abbott Laboratories	164,600	8,600,350
Eli Lilly & Co.	92,800	3,570,944
GlaxoSmithKline PLC sponsored ADR	112,750	4,900,115
Johnson & Johnson	261,244	17,579,109
Merck & Co., Inc.	62,490	2,296,508
Pfizer, Inc.	1,075,500	23,069,475
Roche Holding AG sponsored ADR	106,100	4,659,912
		64,676,413
TOTAL HEALTH CARE		70,480,297
INDUSTRIALS - 5.9%
Aerospace & Defense - 2.2%
Honeywell International, Inc.	94,100	5,603,655
Raytheon Co.	52,300	2,634,874
The Boeing Co.	88,400	6,897,852
United Technologies Corp.	52,500	4,607,925
		19,744,306
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B	50,100	3,681,849
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.7%
Pitney Bowes, Inc. (f)	42,400	$ 1,012,936
Republic Services, Inc.	76,800	2,420,736
The Geo Group, Inc. (a)	52,045	1,279,787
Waste Management, Inc.	46,000	1,788,480
		6,501,939
Electrical Equipment - 0.8%
Alstom SA	25,037	1,549,612
Emerson Electric Co.	94,500	5,154,975
		6,704,587
Industrial Conglomerates - 1.5%
3M Co.	97,200	9,173,736
General Electric Co.	210,653	4,137,225
		13,310,961
Professional Services - 0.0%
CoStar Group, Inc. (a)	2,200	138,820
Road & Rail - 0.3%
Norfolk Southern Corp.	39,200	2,873,752
TOTAL INDUSTRIALS		52,956,214
INFORMATION TECHNOLOGY - 4.8%
Communications Equipment - 0.1%
Motorola Solutions, Inc.	13,000	622,310
IT Services - 0.7%
Accenture PLC Class A	28,300	1,624,137
Automatic Data Processing, Inc.	81,600	4,496,976
		6,121,113
Semiconductors & Semiconductor Equipment - 2.3%
Analog Devices, Inc.	59,700	2,457,849
Intel Corp.	430,100	9,681,551
Intersil Corp. Class A	209,600	3,007,760
Linear Technology Corp.	47,200	1,632,648
Microchip Technology, Inc. (f)	24,300	960,579
National Semiconductor Corp.	97,000	2,379,410
Xilinx, Inc.	27,700	988,336
		21,108,133
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 1.7%
Microsoft Corp.	607,400	$ 15,191,074
TOTAL INFORMATION TECHNOLOGY		43,042,630
MATERIALS - 1.3%
Chemicals - 1.2%
Air Products & Chemicals, Inc.	34,700	3,299,623
E.I. du Pont de Nemours & Co.	96,100	5,122,130
PPG Industries, Inc.	24,700	2,190,890
		10,612,643
Paper & Forest Products - 0.1%
MeadWestvaco Corp.	20,100	683,802
TOTAL MATERIALS		11,296,445
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.1%
AT&T, Inc.	599,600	18,923,376
Wireless Telecommunication Services - 0.5%
Vodafone Group PLC	1,503,700	4,181,050
TOTAL TELECOMMUNICATION SERVICES		23,104,426
UTILITIES - 4.1%
Electric Utilities - 2.6%
American Electric Power Co., Inc.	140,100	5,351,820
Edison International	93,400	3,676,224
NextEra Energy, Inc.	79,900	4,630,205
Northeast Utilities	110,200	3,883,448
PPL Corp.	200,592	5,654,688
		23,196,385
Gas Utilities - 0.2%
ONEOK, Inc.	23,800	1,691,942
Multi-Utilities - 1.3%
Dominion Resources, Inc.	35,800	1,708,376
National Grid PLC	216,600	2,236,170
PG&E Corp.	38,900	1,687,482
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
Public Service Enterprise Group, Inc.	73,100	$ 2,448,850
Sempra Energy	70,900	3,911,553
		11,992,431
TOTAL UTILITIES		36,880,758
TOTAL COMMON STOCKS (Cost $508,389,813)		593,843,907
Preferred Stocks - 16.4%

Convertible Preferred Stocks - 4.9%
CONSUMER DISCRETIONARY - 1.0%
Automobiles - 0.8%
General Motors Co. 4.75%	142,600	7,144,260
Media - 0.2%
Interpublic Group of Companies, Inc. 5.25%	2,044	2,208,542
TOTAL CONSUMER DISCRETIONARY		9,352,802
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ATP Oil & Gas Corp. 8.00% (g)	7,900	849,250
FINANCIALS - 2.2%
Commercial Banks - 0.6%
Huntington Bancshares, Inc. 8.50%	886	1,018,900
KeyCorp Series A, 7.75%	9,000	1,011,060
Wells Fargo & Co. 7.50%	3,090	3,352,650
		5,382,610
Diversified Financial Services - 1.0%
2010 Swift Mandatory Common Exchange Security Trust 6.00% (g)	77,000	1,023,807
AMG Capital Trust I 5.10%	12,800	628,000
Bank of America Corp. Series L, 7.25%	1,498	1,572,900
Citigroup, Inc. 7.50%	46,000	5,543,000
		8,767,707
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - 0.6%
FelCor Lodging Trust, Inc. Series A, 1.95% (a)	53,000	$ 1,430,470
Health Care REIT, Inc. 6.50%	82,600	4,357,150
		5,787,620
Real Estate Management & Development - 0.0%
Grubb & Ellis Co.:
12.00% (g)	3,700	203,500
TOTAL FINANCIALS		20,141,437
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.5%
HealthSouth Corp. Series A 6.50%	3,908	4,611,440
INDUSTRIALS - 0.3%
Professional Services - 0.3%
Nielsen Holdings B.V. 6.25%	37,200	2,327,325
MATERIALS - 0.4%
Metals & Mining - 0.4%
AngloGold Ashanti Holdings Finance PLC 6.00%	59,900	3,137,562
UTILITIES - 0.4%
Electric Utilities - 0.4%
PPL Corp.:
8.75%	43,200	2,365,200
9.50%	26,000	1,500,720
		3,865,920
TOTAL CONVERTIBLE PREFERRED STOCKS		44,285,736
Nonconvertible Preferred Stocks - 11.5%
CONSUMER DISCRETIONARY - 0.5%
Media - 0.5%
CBS Corp. 6.75%	65,000	1,667,900
Comcast Corp. 6.625%	28,660	739,715
Viacom, Inc. 6.85%	86,000	2,189,560
		4,597,175
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
CONSUMER STAPLES - 0.3%
Food Products - 0.3%
H.J. Heinz Finance Co. 8.00% (g)	28	$ 2,975,000
FINANCIALS - 7.4%
Capital Markets - 1.7%
BNY Capital V 5.95%	115,000	2,901,450
Deutsche Bank Contingent Capital Trust II 6.55%	70,000	1,750,000
Goldman Sachs Group, Inc.:
6.125%	86,000	2,129,360
Series C, 4.9931%	40,000	921,600
Series D, 4.00%	200,000	4,300,000
Morgan Stanley Capital I Trust 6.60%	120,000	3,001,200
		15,003,610
Commercial Banks - 1.6%
Barclays Bank PLC:
Series 2, 6.625%	40,000	977,200
Series 4, 7.75%	78,600	2,017,662
BB&T Capital Trust VI 9.60%	49,000	1,302,420
CoBank ACB 7.00% (g)	17,000	782,000
First Tennessee Bank NA, Memphis 3.90% (g)	5,000	3,300,000
HSBC Holdings PLC Series B, 8.00%	75,400	2,054,650
Keycorp Capital IX 6.75%	6,882	175,285
USB Capital XII 6.30%	80,000	2,026,400
Zions Bancorp. 11.00%	80,000	2,155,200
		14,790,817
Diversified Financial Services - 2.7%
Bank of America Corp.:
Series D, 6.204%	45,000	1,065,600
Series H, 8.20%	86,015	2,251,873
Citigroup Capital VIII 6.95%	141,900	3,575,880
Citigroup Capital XIII 7.875%	47,594	1,326,921
Deutsche Bank Capital Funding Trust VIII 6.375%	25,000	612,500
General Electric Capital Corp. 6.05%	40,000	1,020,800
GMAC Capital Trust I 8.125%	43,184	1,134,444
GMAC LLC 7.00% (g)	11,475	11,016,000
JPMorgan Chase Capital XXIX 6.70%	95,000	2,462,400
		24,466,418
Real Estate Investment Trusts - 1.2%
CBL & Associates Properties, Inc. 7.375%	49,500	1,233,540
Hersha Hospitality Trust Series B, 8.00%	40,000	987,600
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Public Storage:
Series M, 6.625%	50,000	$ 1,294,000
Series P, 6.50%	80,000	2,052,800
Sunstone Hotel Investors, Inc. Series D, 8.00%	160,000	3,872,000
Vornado Realty Trust Series E, 7.00%	40,000	1,045,200
		10,485,140
Thrifts & Mortgage Finance - 0.2%
Fannie Mae:
Series E, 5.10% (a)	27,562	117,139
Series I, 5.375% (a)	5,000	27,450
Series O, 7.00% (a)	42,200	211,000
Series R, 7.65% (a)	40,000	104,000
Freddie Mac:
Series F, 5.00% (a)	68,500	363,050
Series H, 5.10% (a)	10,300	54,590
Series R, 5.70% (a)	117,000	620,100
Series W, 5.66% (a)	161,600	420,160
		1,917,489
TOTAL FINANCIALS		66,663,474
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Pitney Bowes International Holdings, Inc. 6.125% (g)	500	487,500
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
AT&T, Inc. 6.375%	51,800	1,373,736
UTILITIES - 3.0%
Electric Utilities - 2.8%
Alabama Power Co.:
4.60%	2,000	168,000
5.625%	137,300	3,406,756
6.45%	80,000	2,122,504
Baltimore Gas & Electric Co. Series 1993, 6.70%	10,000	1,015,000
Duquesne Light Co. 6.50%	66,050	3,269,475
Nextera Energy Capital Holdings, Inc. 7.45%	60,000	1,585,200
Pacific Gas & Electric Co. Series D 5.00%	69,200	1,588,140
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
UTILITIES - continued
Electric Utilities - continued
PPL Electric Utilities Corp. 6.25%	177,000	$ 4,452,665
Southern California Edison Co.:
6.125%	35,000	3,342,500
Series C:
4.24%	34,600	679,544
6.00%	20,000	1,895,626
Series D:
4.32%	15,000	297,000
6.50%	12,500	1,243,750
		25,066,160
Multi-Utilities - 0.2%
Consolidated Edison Co. of New York, Inc. Series A, 5.00%	25,205	2,370,530
TOTAL UTILITIES		27,436,690
TOTAL NONCONVERTIBLE PREFERRED STOCKS		103,533,575
TOTAL PREFERRED STOCKS (Cost $157,140,708)		147,819,311
Floating Rate Loans - 0.1%
Principal Amount
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Asurion LLC term loan 9% 5/24/19 (i) (Cost $1,017,225)	$ 1,015,000	1,026,470
Preferred Securities - 0.9%

FINANCIALS - 0.9%
Commercial Banks - 0.4%
PNC Preferred Funding Trust I 6.517% (g)(h)(i)	3,000,000	2,681,440
SunTrust Preferred Capital I 5.853% 12/15/49 (i)	968,000	846,529
		3,527,969
Preferred Securities - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - 0.5%
JPMorgan Chase & Co. 7.9% (h)(i)	$ 4,000,000	$ 4,514,742
TOTAL PREFERRED SECURITIES (Cost $7,384,470)		8,042,711
Money Market Funds - 2.7%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	20,694,082	20,694,082
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	3,628,375	3,628,375
TOTAL MONEY MARKET FUNDS (Cost $24,322,457)		24,322,457
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $814,964,776)		900,069,967
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(961,618)
NET ASSETS - 100%		$ 899,108,349
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $55,519,146 or 6.2% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 22,389
Fidelity Securities Lending Cash Central Fund	22,928
Total	$ 45,317
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 46,095,665	$ 43,887,123	$ 2,208,542	$ -
Consumer Staples	96,751,322	93,776,322	2,975,000	-
Energy	84,786,878	83,937,628	849,250	-
Financials	233,028,410	209,941,358	23,087,052	-
Health Care	75,091,737	70,480,297	4,611,440	-
Industrials	55,771,039	52,956,214	2,814,825	-
Information Technology	43,042,630	43,042,630	-	-
Materials	14,434,007	14,434,007	-	-
Telecommunication Services	24,478,162	20,297,112	4,181,050	-
Utilities	68,183,368	45,030,922	23,152,446	-
Corporate Bonds	124,215,112	-	124,215,012	100
U.S. Government and Government Agency Obligations	799,999	-	799,999	-
Floating Rate Loans	1,026,470	-	1,026,470	-
Preferred Securities	8,042,711	-	8,042,711	-
Money Market Funds	24,322,457	24,322,457	-	-
Total Investments in Securities:	$ 900,069,967	$ 702,106,070	$ 197,963,797	$ 100
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,755,673
Total Realized Gain (Loss)	(16,916)
Total Unrealized Gain (Loss)	(11,484)
Cost of Purchases	-
Proceeds of Sales	(1,727,173)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 100
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
AAA,AA,A	1.6%
BBB	3.9%
BB	1.8%
B	4.0%
CCC,CC,C	0.9%
Not Rated	2.6%
Equities	82.5%
Short-Term Investments and Net Other Assets	2.7%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes.

Income Tax Information

At November 30, 2010, the Fund had a capital loss carryforward of approximately $230,575,502 of which $81,163,694 and $149,411,808 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,577,976) - See accompanying schedule: Unaffiliated issuers (cost $790,642,319)	$ 875,747,510
Fidelity Central Funds (cost $24,322,457)	24,322,457
Total Investments (cost $814,964,776)		$ 900,069,967
Cash		1
Receivable for investments sold		28,911,139
Receivable for fund shares sold		2,242,657
Dividends receivable		2,372,022
Interest receivable		1,735,567
Distributions receivable from Fidelity Central Funds		9,863
Prepaid expenses		278
Other receivables		4,954
Total assets		935,346,448

Liabilities
Payable for investments purchased	$ 30,648,709
Payable for fund shares redeemed	1,236,022
Accrued management fee	409,229
Distribution and service plan fees payable	102,181
Other affiliated payables	181,121
Other payables and accrued expenses	32,462
Collateral on securities loaned, at value	3,628,375
Total liabilities		36,238,099

Net Assets		$ 899,108,349
Net Assets consist of:
Paid in capital		$ 1,045,233,987
Undistributed net investment income		4,703,533
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(235,935,034)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		85,105,863
Net Assets		$ 899,108,349

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($94,663,980 ÷ 8,158,658 shares)	$ 11.60

Maximum offering price per share (100/94.25 of $11.60)	$ 12.31
Class T: Net Asset Value and redemption price per share ($68,309,764 ÷ 5,890,729 shares)	$ 11.60

Maximum offering price per share (100/96.50 of $11.60)	$ 12.02
Class B: Net Asset Value and offering price per share ($13,933,812 ÷ 1,204,286 shares)A	$ 11.57

Class C: Net Asset Value and offering price per share ($52,225,172 ÷ 4,511,892 shares)A	$ 11.58

Strategic Dividend and Income: Net Asset Value, offering price and redemption price per share ($644,094,728 ÷ 55,291,129 shares)	$ 11.65

Institutional Class: Net Asset Value, offering price and redemption price per share ($25,880,893 ÷ 2,224,822 shares)	$ 11.63

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2011 (Unaudited)

Investment Income
Dividends		$ 12,127,047
Interest		2,609,493
Income from Fidelity Central Funds		45,317
Total income		14,781,857

Expenses
Management fee	$ 2,347,055
Transfer agent fees	956,294
Distribution and service plan fees	584,997
Accounting and security lending fees	145,322
Custodian fees and expenses	15,014
Independent trustees' compensation	1,490
Registration fees	88,529
Audit	31,690
Legal	1,452
Miscellaneous	4,217
Total expenses before reductions	4,176,060
Expense reductions	(10,305)	4,165,755
Net investment income (loss)		10,616,102
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	589,090
Foreign currency transactions	(64,814)
Futures contracts	206,816
Total net realized gain (loss)		731,092
Change in net unrealized appreciation (depreciation) on: Investment securities	107,092,796
Assets and liabilities in foreign currencies	8,562
Total change in net unrealized appreciation (depreciation)		107,101,358
Net gain (loss)		107,832,450
Net increase (decrease) in net assets resulting from operations		$ 118,448,552

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2011 (Unaudited)	Year ended November 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,616,102	$ 17,617,067
Net realized gain (loss)	731,092	71,396,730
Change in net unrealized appreciation (depreciation)	107,101,358	1,991,620
Net increase (decrease) in net assets resulting from operations	118,448,552	91,005,417
Distributions to shareholders from net investment income	(12,999,956)	(13,949,511)
Share transactions - net increase (decrease)	38,525,340	26,548,115
Total increase (decrease) in net assets	143,973,936	103,604,021

Net Assets
Beginning of period	755,134,413	651,530,392
End of period (including undistributed net investment income of $4,703,533 and undistributed net investment income of $7,087,387, respectively)	$ 899,108,349	$ 755,134,413

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.23	$ 9.13	$ 6.87	$ 13.28	$ 13.66	$ 12.18
Income from Investment Operations
Net investment income (loss) E	.13	.23 H	.23	.23	.20	.19
Net realized and unrealized gain (loss)	1.41	1.05	2.25	(5.77)	.28	1.61
Total from investment operations	1.54	1.28	2.48	(5.54)	.48	1.80
Distributions from net investment income	(.17)	(.18)	(.22)	(.26)	(.20)	(.19)
Distributions from net realized gain	-	-	-	(.61)	(.66)	(.13)
Total distributions	(.17)	(.18)	(.22)	(.87)	(.86)	(.32)
Net asset value, end of period	$ 11.60	$ 10.23	$ 9.13	$ 6.87	$ 13.28	$ 13.66
Total Return B, C, D	15.17%	14.16%	37.12%	(44.44)%	3.59%	15.01%
Ratios to Average Net Assets F, I
Expenses before reductions	1.14% A	1.16%	1.21%	1.11%	1.10%	1.14%
Expenses net of fee waivers, if any	1.14% A	1.16%	1.21%	1.11%	1.10%	1.14%
Expenses net of all reductions	1.14% A	1.16%	1.21%	1.11%	1.09%	1.14%
Net investment income (loss)	2.37% A	2.38% H	3.08%	2.05%	1.49%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 94,664	$ 77,340	$ 74,580	$ 70,691	$ 166,554	$ 70,083
Portfolio turnover rate G	60% A	130%	100%	114%	90%	125%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.98%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.22	$ 9.12	$ 6.87	$ 13.26	$ 13.64	$ 12.17
Income from Investment Operations
Net investment income (loss) E	.12	.21 H	.21	.20	.17	.17
Net realized and unrealized gain (loss)	1.41	1.05	2.25	(5.75)	.27	1.59
Total from investment operations	1.53	1.26	2.46	(5.55)	.44	1.76
Distributions from net investment income	(.15)	(.16)	(.21)	(.23)	(.16)	(.16)
Distributions from net realized gain	-	-	-	(.61)	(.66)	(.13)
Total distributions	(.15)	(.16)	(.21)	(.84)	(.82)	(.29)
Net asset value, end of period	$ 11.60	$ 10.22	$ 9.12	$ 6.87	$ 13.26	$ 13.64
Total Return B, C, D	15.14%	13.92%	36.63%	(44.51)%	3.34%	14.70%
Ratios to Average Net Assets F, I
Expenses before reductions	1.37% A	1.39%	1.45%	1.35%	1.32%	1.35%
Expenses net of fee waivers, if any	1.37% A	1.39%	1.45%	1.35%	1.32%	1.35%
Expenses net of all reductions	1.37% A	1.39%	1.45%	1.35%	1.32%	1.35%
Net investment income (loss)	2.14% A	2.16% H	2.84%	1.81%	1.27%	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$ 68,310	$ 59,931	$ 60,134	$ 58,677	$ 158,962	$ 119,834
Portfolio turnover rate G	60% A	130%	100%	114%	90%	125%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.75%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 9.10	$ 6.85	$ 13.23	$ 13.61	$ 12.14
Income from Investment Operations
Net investment income (loss) E	.09	.16 H	.17	.14	.09	.09
Net realized and unrealized gain (loss)	1.40	1.05	2.25	(5.75)	.28	1.59
Total from investment operations	1.49	1.21	2.42	(5.61)	.37	1.68
Distributions from net investment income	(.12)	(.11)	(.17)	(.16)	(.09)	(.08)
Distributions from net realized gain	-	-	-	(.61)	(.66)	(.13)
Total distributions	(.12)	(.11)	(.17)	(.77)	(.75)	(.21)
Net asset value, end of period	$ 11.57	$ 10.20	$ 9.10	$ 6.85	$ 13.23	$ 13.61
Total Return B, C, D	14.72%	13.31%	36.06%	(44.88)%	2.79%	14.05%
Ratios to Average Net Assets F, I
Expenses before reductions	1.93% A	1.94%	1.98%	1.92%	1.91%	1.96%
Expenses net of fee waivers, if any	1.93% A	1.94%	1.98%	1.92%	1.91%	1.96%
Expenses net of all reductions	1.93% A	1.94%	1.98%	1.91%	1.91%	1.96%
Net investment income (loss)	1.58% A	1.60% H	2.31%	1.25%	.67%	.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,934	$ 15,442	$ 16,098	$ 15,375	$ 37,288	$ 23,992
Portfolio turnover rate G	60% A	130%	100%	114%	90%	125%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.20%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.21	$ 9.11	$ 6.85	$ 13.23	$ 13.61	$ 12.15
Income from Investment Operations
Net investment income (loss) E	.09	.16 H	.18	.14	.10	.10
Net realized and unrealized gain (loss)	1.41	1.05	2.25	(5.75)	.27	1.58
Total from investment operations	1.50	1.21	2.43	(5.61)	.37	1.68
Distributions from net investment income	(.13)	(.11)	(.17)	(.16)	(.09)	(.09)
Distributions from net realized gain	-	-	-	(.61)	(.66)	(.13)
Total distributions	(.13)	(.11)	(.17)	(.77)	(.75)	(.22)
Net asset value, end of period	$ 11.58	$ 10.21	$ 9.11	$ 6.85	$ 13.23	$ 13.61
Total Return B, C, D	14.80%	13.33%	36.15%	(44.87)%	2.84%	14.05%
Ratios to Average Net Assets F, I
Expenses before reductions	1.88% A	1.91%	1.96%	1.88%	1.85%	1.89%
Expenses net of fee waivers, if any	1.88% A	1.91%	1.96%	1.88%	1.85%	1.89%
Expenses net of all reductions	1.88% A	1.91%	1.96%	1.88%	1.85%	1.88%
Net investment income (loss)	1.63% A	1.63% H	2.33%	1.29%	.74%	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 52,225	$ 39,889	$ 39,920	$ 42,499	$ 106,122	$ 75,301
Portfolio turnover rate G	60% A	130%	100%	114%	90%	125%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.23%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Strategic Dividend and Income

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.27	$ 9.16	$ 6.90	$ 13.33	$ 13.70	$ 12.22
Income from Investment Operations
Net investment income (loss) D	.15	.27 G	.26	.26	.25	.24
Net realized and unrealized gain (loss)	1.41	1.05	2.25	(5.78)	.27	1.60
Total from investment operations	1.56	1.32	2.51	(5.52)	.52	1.84
Distributions from net investment income	(.18)	(.21)	(.25)	(.30)	(.23)	(.23)
Distributions from net realized gain	-	-	-	(.61)	(.66)	(.13)
Total distributions	(.18)	(.21)	(.25)	(.91)	(.89)	(.36)
Net asset value, end of period	$ 11.65	$ 10.27	$ 9.16	$ 6.90	$ 13.33	$ 13.70
Total Return B, C	15.36%	14.57%	37.37%	(44.24)%	3.92%	15.33%
Ratios to Average Net Assets E, H
Expenses before reductions	.84% A	.86%	.93%	.81%	.79%	.80%
Expenses net of fee waivers, if any	.84% A	.86%	.93%	.81%	.79%	.80%
Expenses net of all reductions	.84% A	.86%	.92%	.81%	.78%	.79%
Net investment income (loss)	2.67% A	2.68% G	3.36%	2.35%	1.80%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 644,095	$ 542,828	$ 444,401	$ 392,340	$ 1,172,143	$ 1,075,348
Portfolio turnover rate F	60% A	130%	100%	114%	90%	125%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 2.28%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2011	Years ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.26	$ 9.15	$ 6.89	$ 13.31	$ 13.68	$ 12.21
Income from Investment Operations
Net investment income (loss) D	.15	.27 G	.25	.26	.24	.23
Net realized and unrealized gain (loss)	1.40	1.06	2.26	(5.77)	.28	1.59
Total from investment operations	1.55	1.33	2.51	(5.51)	.52	1.82
Distributions from net investment income	(.18)	(.22)	(.25)	(.30)	(.23)	(.22)
Distributions from net realized gain	-	-	-	(.61)	(.66)	(.13)
Total distributions	(.18)	(.22)	(.25)	(.91)	(.89)	(.35)
Net asset value, end of period	$ 11.63	$ 10.26	$ 9.15	$ 6.89	$ 13.31	$ 13.68
Total Return B, C	15.31%	14.61%	37.44%	(44.23)%	3.94%	15.24%
Ratios to Average Net Assets E, H
Expenses before reductions	.82% A	.83%	.91%	.83%	.81%	.82%
Expenses net of fee waivers, if any	.82% A	.83%	.91%	.83%	.81%	.82%
Expenses net of all reductions	.82% A	.83%	.91%	.83%	.80%	.82%
Net investment income (loss)	2.69% A	2.71% G	3.38%	2.34%	1.78%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,881	$ 19,705	$ 16,397	$ 18,141	$ 36,369	$ 13,771
Portfolio turnover rate F	60% A	130%	100%	114%	90%	125%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 2.31%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2011 (Unaudited)

1. Organization.

Fidelity Strategic Dividend & Income Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Strategic Dividend and Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, preferred securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 109,996,679
Gross unrealized depreciation	(28,506,320)
Net unrealized appreciation (depreciation) on securities and other investments	$ 81,490,359

Tax cost	$ 818,579,608

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be November 30, 2012.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized net realized gain (loss) of $206,816 related to its investment in futures contracts. This amount is included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $295,629,146 and $245,951,506, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 109,603	$ 2,288
Class T	.25%	.25%	160,470	556
Class B	.75%	.25%	74,108	55,642
Class C	.75%	.25%	240,816	25,460
			$ 584,997	$ 83,946

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 28,144
Class T	4,524
Class B*	12,706
Class C*	1,062
$ 46,436

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets *
Class A	$ 115,231.26
Class T	78,890.25
Class B	22,503.30
Class C	61,623.26
Strategic Dividend and Income	655,320.22
Institutional Class	22,727.20
	$ 956,294

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $14,398 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,404 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is

Semiannual Report

9. Security Lending - continued

determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $22,928. During the period, there were no securities loaned to FCM.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $10,233 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $72.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2011	Year ended November 30, 2010
From net investment income
Class A	$ 1,289,909	$ 1,436,059
Class T	890,315	1,019,779
Class B	173,013	178,406
Class C	539,850	458,690
Strategic Dividend and Income	9,740,841	10,471,304
Institutional Class	366,028	385,273
Total	$ 12,999,956	$ 13,949,511

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2011	Year ended November 30, 2010	Six months ended May 31, 2011	Year ended November 30, 2010
Class A
Shares sold	1,595,631	1,539,594	$ 17,398,487	$ 15,272,519
Reinvestment of distributions	101,444	126,020	1,078,337	1,236,727
Shares redeemed	(1,098,498)	(2,275,429)	(12,074,280)	(22,373,404)
Net increase (decrease)	598,577	(609,815)	$ 6,402,544	$ (5,864,158)
Class T
Shares sold	522,748	545,436	$ 5,802,801	$ 5,340,536
Reinvestment of distributions	72,692	91,121	770,180	894,447
Shares redeemed	(567,183)	(1,365,821)	(6,233,307)	(13,450,403)
Net increase (decrease)	28,257	(729,264)	$ 339,674	$ (7,215,420)
Class B
Shares sold	40,222	148,878	$ 440,830	$ 1,456,537
Reinvestment of distributions	13,432	15,666	141,137	153,815
Shares redeemed	(363,599)	(419,454)	(3,971,065)	(4,119,270)
Net increase (decrease)	(309,945)	(254,910)	$ (3,389,098)	$ (2,508,918)
Class C
Shares sold	1,086,432	654,812	$ 11,661,656	$ 6,452,052
Reinvestment of distributions	41,907	37,930	442,809	372,596
Shares redeemed	(524,197)	(1,167,707)	(5,718,860)	(11,468,194)
Net increase (decrease)	604,142	(474,965)	$ 6,385,605	$ (4,643,546)
Strategic Dividend and Income
Shares sold	14,491,166	17,438,425	$ 157,580,182	$ 174,394,833
Reinvestment of distributions	816,199	937,098	8,703,227	9,236,339
Shares redeemed	(12,880,742)	(14,013,404)	(140,816,256)	(138,172,256)
Net increase (decrease)	2,426,623	4,362,119	$ 25,467,153	$ 45,458,916
Institutional Class
Shares sold	442,776	507,702	$ 4,868,934	$ 5,040,135
Reinvestment of distributions	26,797	29,875	285,739	293,925
Shares redeemed	(166,057)	(408,153)	(1,835,211)	(4,012,819)
Net increase (decrease)	303,516	129,424	$ 3,319,462	$ 1,321,241

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASDII-USAN-0711
1.802530.107

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Fixed-Income Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 25, 2011
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 25, 2011